UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number:	811-08565

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 12

(This Form N-CSR relates solely to the Registrant’s PGIM QMA Long-Short Equity Fund, PGIM Short Duration Muni Fund and PGIM US Real Estate Fund)

Address of principal executive offices:	655 Broad Street, 17th Floor Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French 655 Broad Street, 17th Floor Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	3/31/2022

Date of reporting period:	9/30/2021

Item 1 – Reports to Stockholders

PGIM US REAL ESTATE FUND

SEMIANNUAL REPORT

SEPTEMBER 30, 2021

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

Table of Contents

Letter from the President	3

Your Fund’s Performance	4

Fees and Expenses	7

Holdings and Financial Statements	9

Approval of Advisory Agreements

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of September 30, 2021 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Real Estate is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2021 Prudential Financial, Inc. and its related entities. PGIM Real Estate, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM US Real Estate Fund informative and useful. The report covers performance for the six-month period ended September 30, 2021.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM US Real Estate Fund

November 15, 2021

PGIM US Real Estate Fund    3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

		Average Annual Total Returns as of 9/30/21
(without sales charges)		(with sales charges)
Six Months* (%)		One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)

Class A	15.71	31.18	8.69	11.28	—

Class C	15.33	36.87	9.10	11.08	—

Class Z	15.89	39.16	10.20	12.19	—

Class R6	15.89	39.16	N/A	N/A	12.04 (05/25/2017)

FTSE NAREIT Equity REITs Index

	13.11	37.39	6.83	11.27	—

S&P 500 Index

	9.18	30.00	16.89	16.62	—

Average Annual Total Returns as of 9/30/21 Since Inception (%)

Class R6
(05/25/2017)

FTSE NAREIT Equity REITs Index	8.52

S&P 500 Index	16.44

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’ inception date.

Source: PGIM Investments LLC.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6

Maximum initial sales charge	5.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	None	None

Benchmark Definitions

FTSE NAREIT Equity REITs Index—The Financial Times Stock Exchange National Association of Real Estate Investment Trusts (FTSE NAREIT) Equity REITs Index is an unmanaged index which measures the performance of all real estate investment trusts (REITs) listed on the New York Stock Exchange, the NASDAQ National Market, and the NYSE MKT LLC (formerly known as NYSE Amex Equities). The Index is designed to reflect the performance of all publicly traded equity REITs as a whole.

S&P 500 Index*—The S&P 500 Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

*The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright © 2021 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

PGIM US Real Estate Fund    5

Your Fund’s Performance (continued)

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

Presentation of Fund Holdings as of 9/30/21

Ten Largest Holdings	Real Estate Sectors	% of Net Assets

Prologis, Inc.	Industrial REITs	8.3%

Welltower, Inc.	Health Care REITs	8.1%

Equinix, Inc.	Specialized REITs	6.0%

Simon Property Group, Inc.	Retail REITs	5.0%

Essex Property Trust, Inc.	Residential REITs	4.9%

Camden Property Trust	Residential REITs	4.8%

Equity Residential	Residential REITs	4.0%

Digital Realty Trust, Inc.	Specialized REITs	3.5%

UDR, Inc.	Residential REITs	3.1%

Life Storage, Inc.	Specialized REITs	2.9%

Holdings reflect only long-term investments.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended September 30, 2021. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM US Real Estate Fund    7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

				Annualized
				Expense	Expenses Paid
		Beginning	Ending	Ratio Based on	During the
		Account Value	Account Value	the	Six-Month
PGIM US Real Estate Fund		April 1,2021	September 30, 2021	Six-Month Period	Period*

Class A	Actual	$1,000.00	$1,157.10	1.25%	$ 6.76

	Hypothetical	$1,000.00	$1,018.80	1.25%	$ 6.33

Class C	Actual	$1,000.00	$1,153.30	2.00%	$10.80

	Hypothetical	$1,000.00	$1,015.04	2.00%	$10.10

Class Z	Actual	$1,000.00	$1,158.90	1.00%	$ 5.41

	Hypothetical	$1,000.00	$1,020.05	1.00%	$ 5.06

Class R6	Actual	$1,000.00	$1,158.90	1.00%	$ 5.41

	Hypothetical	$1,000.00	$1,020.05	1.00%	$ 5.06

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended September 30, 2021, and divided by the 366 days in the Fund’s fiscal year ending March 31, 2022 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments  (unaudited)

as of September 30, 2021

Description	Shares	Value

LONG-TERM INVESTMENTS 98.8%

COMMON STOCKS

Diversified REITs 2.8%

Essential Properties Realty Trust, Inc.	56,550	$1,578,876

Health Care REITs 11.6%

Community Healthcare Trust, Inc.	11,225	507,258

Global Medical REIT, Inc.	83,517	1,227,700

Ventas, Inc.	4,406	243,255

Welltower, Inc.	55,656	4,586,054

		6,564,267

Hotel & Resort REITs 3.2%

Host Hotels & Resorts, Inc.*	46,759	763,575

Park Hotels & Resorts, Inc.*	12,388	237,106

Pebblebrook Hotel Trust	35,679	799,566

		1,800,247

Industrial REITs 14.4%

Duke Realty Corp.	28,983	1,387,416

First Industrial Realty Trust, Inc.	10,343	538,663

Prologis, Inc.	37,577	4,713,283

Rexford Industrial Realty, Inc.	27,614	1,567,095

		8,206,457

Office REITs 5.4%

Boston Properties, Inc.	11,498	1,245,808

Highwoods Properties, Inc.	25,396	1,113,869

JBG SMITH Properties	10,019	296,663

Kilroy Realty Corp.	6,530	432,351

		3,088,691

Residential REITs 23.8%

American Campus Communities, Inc.	23,492	1,138,188

American Homes 4 Rent (Class A Stock)	37,297	1,421,762

Camden Property Trust	18,505	2,728,932

Equity Residential	28,082	2,272,396

Essex Property Trust, Inc.	8,649	2,765,431

Invitation Homes, Inc.	32,079	1,229,588

Sun Communities, Inc.	973	180,102

UDR, Inc.	33,487	1,774,141

		13,510,540

See Notes to Financial Statements.

PGIM US Real Estate Fund    9

Schedule of Investments  (unaudited) (continued)

as of September 30, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Retail REITs 15.4%

Acadia Realty Trust	61,643	$1,258,134

Federal Realty Investment Trust	10,681	1,260,251

Kimco Realty Corp.	40,644	843,363

National Retail Properties, Inc.	8,129	351,091

NETSTREIT Corp.	23,324	551,613

Phillips Edison & Co., Inc.	20,360	625,256

Simon Property Group, Inc.	21,963	2,854,531

Spirit Realty Capital, Inc.	22,376	1,030,191

		8,774,430

Specialized REITs 22.2%

CubeSmart	19,596	949,426

CyrusOne, Inc.	2,700	209,007

Digital Realty Trust, Inc.	13,700	1,978,965

EPR Properties	18,956	936,047

Equinix, Inc.	4,340	3,429,164

Extra Space Storage, Inc.	6,611	1,110,582

Life Storage, Inc.	14,622	1,677,728

MGM Growth Properties LLC (Class A Stock)	18,600	712,380

Public Storage	4,026	1,196,125

VICI Properties, Inc.	14,751	419,076

		12,618,500

TOTAL LONG-TERM INVESTMENTS (cost $48,488,994)		56,142,008

SHORT-TERM INVESTMENT 1.1%

AFFILIATED MUTUAL FUND

PGIM Core Ultra Short Bond Fund (cost $614,421)(wb)	614,421	614,421

TOTAL INVESTMENTS 99.9% (cost $49,103,415)		56,756,429

Other assets in excess of liabilities 0.1%		47,318

NET ASSETS 100.0%		$56,803,747

Below is a list of the abbreviation(s) used in the semiannual report:

LIBOR—London Interbank Offered Rate

REITs—Real Estate Investment Trust

*	Non-income producing security.
(wb)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.

See Notes to Financial Statements.

10

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Diversified REITs	$1,578,876	$—	$—
Health Care REITs	6,564,267	—	—
Hotel & Resort REITs	1,800,247	—	—
Industrial REITs	8,206,457	—	—
Office REITs	3,088,691	—	—
Residential REITs	13,510,540	—	—
Retail REITs	8,774,430	—	—
Specialized REITs	12,618,500	—	—
Short-Term Investment
Affiliated Mutual Fund	614,421	—	—

Total	$56,756,429	$—	$—

Sector Classification:

The sector classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of September 30, 2021 were as follows:

Residential REITs	23.8%
Specialized REITs	22.2
Retail REITs	15.4
Industrial REITs	14.4
Health Care REITs	11.6
Office REITs	5.4
Hotel & Resort REITs	3.2

Diversified REITs	2.8%
Affiliated Mutual Fund	1.1

99.9
Other assets in excess of liabilities	0.1

100.0%

See Notes to Financial Statements.

PGIM US Real Estate Fund    11

Statement of Assets and Liabilities  (unaudited)

as of September 30, 2021

Assets

Investments at value:
Unaffiliated investments (cost $48,488,994)	$56,142,008
Affiliated investments (cost $614,421)	614,421
Receivable for investments sold	781,172
Receivable for Fund shares sold	267,735
Dividends receivable	170,735
Prepaid expenses	1,397

Total Assets	57,977,468

Liabilities

Payable for investments purchased	1,058,134
Accrued expenses and other liabilities	44,359
Payable for Fund shares purchased	40,274
Management fee payable	26,294
Distribution fee payable	2,573
Affiliated transfer agent fee payable	1,877
Trustees’ fees payable	210

Total Liabilities	1,173,721

Net Assets	$56,803,747

Net assets were comprised of:
Shares of beneficial interest, at par	$3,458
Paid-in capital in excess of par	44,099,208
Total distributable earnings (loss)	12,701,081

Net assets, September 30, 2021	$56,803,747

See Notes to Financial Statements.

12

Class A

Net asset value and redemption price per share, ($6,341,087 ÷ 386,213 shares of beneficial interest issued and outstanding)	$16.42
Maximum sales charge (5.50% of offering price)	0.96

Maximum offering price to public	$17.38

Class C

Net asset value, offering price and redemption price per share, ($1,528,844 ÷ 95,589 shares of beneficial interest issued and outstanding)	$15.99

Class Z

Net asset value, offering price and redemption price per share, ($40,122,326 ÷ 2,440,036 shares of beneficial interest issued and outstanding)	$16.44

Class R6

Net asset value, offering price and redemption price per share, ($8,811,490 ÷ 535,788 shares of beneficial interest issued and outstanding)	$16.45

See Notes to Financial Statements.

PGIM US Real Estate Fund    13

Statement of Operations  (unaudited)

Six Months Ended September 30, 2021

Net Investment Income (Loss)

Income
Unaffiliated dividend income	$537,048
Affiliated dividend income	318

Total income	537,366

Expenses
Management fee	170,650
Distribution fee(a)	16,185
Transfer agent’s fees and expenses (including affiliated expense of $ 5,553)(a)	26,282
Custodian and accounting fees	25,403
Registration fees(a)	18,573
Audit fee	12,885
Legal fees and expenses	8,862
Shareholders’ reports	5,494
Trustees’ fees	5,029
Miscellaneous	9,526

Total expenses	298,889
Less: Fee waiver and/or expense reimbursement(a)	(55,166)
Distribution fee waiver(a)	(1,596)

Net expenses	242,127

Net investment income (loss)	295,239

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on investment transactions	3,520,405

Net change in unrealized appreciation (depreciation) on investments	1,662,206

Net gain (loss) on investment transactions	5,182,611

Net Increase (Decrease) In Net Assets Resulting From Operations	$5,477,850

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6

Distribution fee	9,574	6,611	—	—
Transfer agent’s fees and expenses	7,162	967	17,824	329
Registration fees	4,231	4,668	4,413	5,261
Fee waiver and/or expense reimbursement	(13,003)	(5,945)	(29,384)	(6,834)
Distribution fee waiver	(1,596)	—	—	—

See Notes to Financial Statements.

14

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended September 30, 2021	Year Ended March 31, 2021

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$295,239	$426,762
Net realized gain (loss) on investment transactions	3,520,405	2,471,884
Net change in unrealized appreciation (depreciation) on investments	1,662,206	6,874,821

Net increase (decrease) in net assets resulting from operations	5,477,850	9,773,467

Dividends and Distributions
Distributions from distributable earnings
Class A	(17,705)	(84,427)
Class B	—	(191)
Class C	(689)	(7,323)
Class Z	(120,549)	(356,995)
Class R6	(25,351)	(40,691)

	(164,294)	(489,627)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	19,855,624	5,589,264
Net asset value of shares issued in reinvestment of dividends and distributions	164,266	486,613
Cost of shares purchased	(3,619,956)	(8,427,576)

Net increase (decrease) in net assets from Fund share transactions	16,399,934	(2,351,699)

Total increase (decrease)	21,713,490	6,932,141

Net Assets:

Beginning of period	35,090,257	28,158,116

End of period	$56,803,747	$35,090,257

See Notes to Financial Statements.

PGIM US Real Estate Fund    15

Financial Highlights  (unaudited)

Class A Shares
	Six Months Ended September 30, 2021

			Year Ended March 31,
			2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$14.23		$10.60	$13.14	$11.05	$12.01	$13.71
Income (loss) from investment operations:
Net investment income (loss)	0.08		0.14	0.19	0.19	0.18	0.06
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.16		3.66	(1.93)	2.47	(0.41)	0.07
Total from investment operations	2.24		3.80	(1.74)	2.66	(0.23)	0.13
Less Dividends and Distributions:
Dividends from net investment income	(0.05)		(0.17)	(0.19)	(0.19)	(0.13)	(0.27)
Distributions from net realized gains	-		-	(0.61)	(0.38)	(0.60)	(1.56)
Total dividends and distributions	(0.05)		(0.17)	(0.80)	(0.57)	(0.73)	(1.83)
Net asset value, end of period	$16.42		$14.23	$10.60	$13.14	$11.05	$12.01
Total Return(b):	15.71%		36.16%	(14.51)%	24.76%	(2.36)%	1.01%

Ratios/Supplemental Data:
Net assets, end of period (000)	$6,341		$5,849	$6,050	$4,735	$3,938	$4,863
Average net assets (000)	$6,365		$5,881	$5,832	$4,230	$4,492	$5,555
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.25	%(e)	1.25%	1.25%	1.25%	1.25%	1.34%
Expenses before waivers and/or expense reimbursement	1.71	%(e)	1.92%	2.00%	2.36%	2.22%	1.92%
Net investment income (loss)	1.01	%(e)	1.18%	1.42%	1.63%	1.49%	0.43%
Portfolio turnover rate(f)	77%		246%	211%	154%	92%	122%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

16

Class C Shares
	Six Months
	Ended
	September 30,		Year Ended March 31,
	2021		2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.88		$10.35	$12.84	$10.81	$11.79	$13.49
Income (loss) from investment operations:
Net investment income (loss)	0.03		0.05	0.09	0.10	0.08	(0.05)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.09		3.56	(1.88)	2.41	(0.39)	0.08
Total from investment operations	2.12		3.61	(1.79)	2.51	(0.31)	0.03
Less Dividends and Distributions:
Dividends from net investment income	(0.01)		(0.08)	(0.09)	(0.10)	(0.07)	(0.17)
Distributions from net realized gains	-		-	(0.61)	(0.38)	(0.60)	(1.56)
Total dividends and distributions	(0.01)		(0.08)	(0.70)	(0.48)	(0.67)	(1.73)
Net asset value, end of period	$15.99		$13.88	$10.35	$12.84	$10.81	$11.79
Total Return(b):	15.33%		35.04%	(15.08)%	23.81%	(3.11)%	0.26%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,529		$990	$1,273	$1,135	$949	$1,536
Average net assets (000)	$1,319		$1,031	$1,360	$947	$1,294	$1,669
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	2.00	%(e)	2.00%	2.00%	2.00%	2.00%	2.08%
Expenses before waivers and/or expense reimbursement	2.90	%(e)	3.33%	3.32%	4.17%	3.10%	2.62%
Net investment income (loss)	0.33	%(e)	0.43%	0.65%	0.89%	0.69%	(0.39)%
Portfolio turnover rate(f)	77%		246%	211%	154%	92%	122%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM US Real Estate Fund    17

Financial Highlights  (unaudited) (continued)

Class Z Shares
	Six Months
	Ended
	September 30,			Year Ended March 31,

	2021		2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$14.25		$10.62	$13.16	$11.07	$12.02	$13.72
Income (loss) from investment operations:
Net investment income (loss)	0.11		0.18	0.22	0.23	0.21	0.08
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.14		3.65	(1.93)	2.46	(0.40)	0.09
Total from investment operations	2.25		3.83	(1.71)	2.69	(0.19)	0.17
Less Dividends and Distributions:
Dividends from net investment income	(0.06)		(0.20)	(0.22)	(0.22)	(0.16)	(0.31)
Distributions from net realized gains	-		-	(0.61)	(0.38)	(0.60)	(1.56)
Total dividends and distributions	(0.06)		(0.20)	(0.83)	(0.60)	(0.76)	(1.87)
Net asset value, end of period	$16.44		$14.25	$10.62	$13.16	$11.07	$12.02
Total Return(b):	15.89%		36.44%	(14.27)%	25.03%	(2.09)%	1.26%

Ratios/Supplemental Data:
Net assets, end of period (000)	$40,122		$24,856	$19,702	$20,978	$15,422	$16,397
Average net assets (000)	$31,042		$21,999	$25,381	$17,162	$16,394	$22,153
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.00	%(e)	1.00%	1.00%	1.00%	1.00%	1.13%
Expenses before waivers and/or expense reimbursement	1.19	%(e)	1.42%	1.44%	1.54%	1.80%	1.56%
Net investment income (loss)	1.38	%(e)	1.44%	1.60%	1.90%	1.76%	0.63%
Portfolio turnover rate(f)	77%		246%	211%	154%	92%	122%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

18

Class R6 Shares
	Six Months Ended September 30,					May 25, 2017(a) through March 31,

			Year Ended March 31,

	2021		2021	2020	2019	2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$14.25		$10.62	$13.16	$11.06	$12.16
Income (loss) from investment operations:
Net investment income (loss)	0.11		0.18	0.28	0.22	0.20
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.15		3.65	(1.99)	2.48	(0.54)
Total from investment operations	2.26		3.83	(1.71)	2.70	(0.34)
Less Dividends and Distributions:
Dividends from net investment income	(0.06)		(0.20)	(0.22)	(0.22)	(0.16)
Distributions from net realized gains	-		-	(0.61)	(0.38)	(0.60)
Total dividends and distributions	(0.06)		(0.20)	(0.83)	(0.60)	(0.76)
Net asset value, end of period	$16.45		$14.25	$10.62	$13.16	$11.06
Total Return(c):	15.89%		36.44%	(14.27)%	25.14%	(3.31)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$8,811		$3,396	$954	$12	$10
Average net assets (000)	$6,656		$2,559	$294	$11	$10
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.00	%(f)	1.00%	1.00%	1.00%	1.00	%(f)
Expenses before waivers and/or expense reimbursement	1.20	%(f)	1.65%	4.99%	135.20%	115.13	%(f)
Net investment income (loss)	1.38	%(f)	1.46%	2.06%	1.88%	1.93	%(f)
Portfolio turnover rate(g)	77%		246%	211%	154%	92%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM US Real Estate Fund    19

Notes to Financial Statements  (unaudited)

1.	Organization

Prudential Investment Portfolios 12 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of the following seven series: PGIM Global Real Estate Fund, PGIM QMA Long-Short Equity Fund and PGIM Short Duration Muni Fund, each of which are diversified funds for purposes of the 1940 Act and PGIM Jennison International Small-Mid Cap Opportunities Fund, PGIM Jennison NextGeneration Global Opportunities Fund, PGIM Jennison Technology Fund and PGIM US Real Estate Fund, each of which are non-diversified funds for purposes of the 1940 Act, and therefore, may invest a greater percentage of their assets in the securities of a single company or other issuer than a diversified fund. These financial statements relate only to the PGIM US Real Estate Fund (the “Fund”).

The investment objective of the Fund is capital appreciation and income.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services —Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

20

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

PGIM US Real Estate Fund    21

Notes to Financial Statements  (unaudited) (continued)

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The Trust, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the

22

Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining maturities of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively REITs): The Fund invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are

PGIM US Real Estate Fund    23

Notes to Financial Statements  (unaudited) (continued)

calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Tax reform legislation commonly referred to as the Tax Cuts and Jobs Act permits a direct REIT shareholder to claim a 20% “qualified business income” deduction for ordinary REIT dividends. The tax legislation did not expressly permit regulated investment companies (“RICs”) paying dividends attributable to such income to pass through this special treatment to its shareholders. On January 18, 2019, the Internal Revenue Service issued final regulations that permit RICs to pass through “qualified REIT dividends” to their shareholders.

Dividends and Distributions: The Fund expects to pay dividends from net investment income quarterly. Distributions from net realized capital and currency gains, if any, are declared and paid annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

24

3.	Agreements

The Trust, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadvisers’ performance of such services.

The Manager has entered into an amended and restated subadvisory agreement with PGIM, Inc. (which provides subadvisory services to the Fund through its business unit, PGIM Real Estate) and PGIM Real Estate (UK) Limited (formerly PGIM Fund Management Limited), an indirect wholly-owned subsidiary of PGIM, Inc. (each a “subadviser” and collectively the “subadvisers”). The Manager pays for the services of the subadvisers.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.75% of the Fund’s average daily net assets up to and including $1 billion, 0.73% on the next $2 billion of average daily net assets, 0.71% on the next $2 billion of average daily net assets, 0.70% on the next $5 billion of average daily net assets and 0.69% on average daily net assets in excess of $10 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.75% for the reporting period ended September 30, 2021.

The Manager has contractually agreed, through July 31, 2022, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 1.25% of average daily net assets for Class A shares, 2.00% of average daily net assets for Class C shares, 1.00% of average daily net assets for Class Z shares and 1.00% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares.

Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

PGIM US Real Estate Fund    25

Notes to Financial Statements  (unaudited) (continued)

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30%,and 1% of the average daily net assets of the Class A and Class C shares, respectively. PIMS has contractually agreed through July 31, 2022 to limit such fees to 0.25% of the average daily net assets of the Class A shares. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z or Class R6 shares of the Fund.

For the period ended September 30, 2021, PIMS received $11,291 in front-end sales charges resulting from sales of Class A shares. Additionally, for the period ended September 30, 2021, PIMS received $0 and $22 in contingent deferred sales charges imposed upon redemptions by certain Class A and Class C shareholders, respectively. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PGIM, Inc., PGIM Real Estate (UK) Limited and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended September 30, 2021, no 17a-7 transactions were entered into by the Fund.

26

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the period ended September 30, 2021, were $51,188,059 and $34,880,405, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the period ended September 30, 2021, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Ultra Short Bond Fund (1)(wb)
$201,060	$19,296,222	$18,882,861	$—	$—	$614,421	614,421	$318

(1)	The Fund did not have any capital gain distributions during the reporting period.
(wb)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of September 30, 2021 were as follows:

Tax Basis	$49,518,935

Gross Unrealized Appreciation	7,987,683
Gross Unrealized Depreciation	(750,189)

Net Unrealized Appreciation	$7,237,494

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended March 31, 2021 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Effective June 26, 2020, all of the issued and outstanding

PGIM US Real Estate Fund    27

Notes to Financial Statements  (unaudited) (continued)

Class B shares of the Fund converted into Class A shares. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The Trust has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share.

As of September 30, 2021, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

	Number of Shares	Percentage of Outstanding Shares
Class Z	1,531,496	62.8%
Class R6	997	0.2%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

Affiliated		Unaffiliated

Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares

1	44.3%	4	40.3%

28

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended September 30, 2021:
Shares sold	44,423	$735,356
Shares issued in reinvestment of dividends and distributions	1,078	17,682
Shares purchased	(71,925)	(1,162,825)

Net increase (decrease) in shares outstanding before conversion	(26,424)	(409,787)
Shares issued upon conversion from other share class(es)	1,536	25,456

Net increase (decrease) in shares outstanding	(24,888)	$(384,331)

Year ended March 31, 2021:
Shares sold	40,353	$466,746
Shares issued in reinvestment of dividends and distributions	6,796	81,445
Shares purchased	(225,914)	(2,755,396)

Net increase (decrease) in shares outstanding before conversion	(178,765)	(2,207,205)
Shares issued upon conversion from other share class(es)	21,455	255,496
Shares purchased upon conversion into other share class(es)	(2,237)	(27,985)

Net increase (decrease) in shares outstanding	(159,547)	$(1,979,694)

Class B
Period ended June 26, 2020*:
Shares sold	370	$4,000
Shares issued in reinvestment of dividends and distributions	18	190
Shares purchased	(187)	(2,027)

Net increase (decrease) in shares outstanding before conversion	201	2,163
Shares purchased upon conversion into other share class(es)	(17,515)	(197,930)

Net increase (decrease) in shares outstanding	(17,314)	$(195,767)

Class C
Six months ended September 30, 2021:
Shares sold	48,512	$762,234
Shares issued in reinvestment of dividends and distributions	42	689
Shares purchased	(18,430)	(295,038)

Net increase (decrease) in shares outstanding before conversion	30,124	467,885
Shares purchased upon conversion into other share class(es)	(5,867)	(93,465)

Net increase (decrease) in shares outstanding	24,257	$374,420

Year ended March 31, 2021:
Shares sold	14,124	$179,475
Shares issued in reinvestment of dividends and distributions	619	7,323
Shares purchased	(62,060)	(708,665)

Net increase (decrease) in shares outstanding before conversion	(47,317)	(521,867)
Shares purchased upon conversion into other share class(es)	(4,425)	(57,566)

Net increase (decrease) in shares outstanding	(51,742)	$(579,433)

PGIM US Real Estate Fund    29

Notes to Financial Statements  (unaudited) (continued)

Class Z	Shares	Amount
Six months ended September 30, 2021:
Shares sold	774,660	$12,914,312
Shares issued in reinvestment of dividends and distributions	7,389	120,544
Shares purchased	(44,594)	(726,468)

Net increase (decrease) in shares outstanding before conversion	737,455	12,308,388
Shares issued upon conversion from other share class(es)	4,175	68,010
Shares purchased upon conversion into other share class(es)	(46,243)	(714,458)

Net increase (decrease) in shares outstanding	695,387	$11,661,940

Year ended March 31, 2021:
Shares sold	186,828	$2,261,393
Shares issued in reinvestment of dividends and distributions	29,687	356,964
Shares purchased	(329,337)	(3,916,194)

Net increase (decrease) in shares outstanding before conversion	(112,822)	(1,297,837)
Shares issued upon conversion from other share class(es)	2,234	27,985

Net increase (decrease) in shares outstanding	(110,588)	$(1,269,852)

Class R6
Six months ended September 30, 2021:
Shares sold	337,582	$5,443,722
Shares issued in reinvestment of dividends and distributions	1,538	25,351
Shares purchased	(87,889)	(1,435,625)

Net increase (decrease) in shares outstanding before conversion	251,231	4,033,448
Shares issued upon conversion from other share class(es)	46,243	714,457

Net increase (decrease) in shares outstanding	297,474	$4,747,905

Year ended March 31, 2021:
Shares sold	228,793	$2,677,650
Shares issued in reinvestment of dividends and distributions	3,340	40,691
Shares purchased	(83,647)	(1,045,294)

Net increase (decrease) in shares outstanding	148,486	$1,673,047

*	Effective June 26, 2020, all of the issued and outstanding Class B shares of the Fund converted into Class A shares.

8.	Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

30

SCA
Term of Commitment	10/2/2020 – 9/30/2021
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.30% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Subsequent to the reporting period end, the SCA has been renewed and effective October 1, 2021 will provide a commitment of $1,200,000,000 through September 29, 2022. The commitment fee paid by the Participating Funds will continue to be .15% of the unused portion of the SCA. The interest on borrowings under the renewed SCA will be paid monthly and at a per annum interest rate of 1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended September 30, 2021. The average daily balance for the 1 day that the Fund had loans outstanding during the period was approximately $144,000, borrowed at a weighted average interest rate of 1.38%. The maximum loan outstanding amount during the period was $144,000. At September 30, 2021, the Fund did not have an outstanding loan amount.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Active Trading Risk: The Fund actively and frequently trades its portfolio securities. High portfolio turnover results in higher transaction costs, which can affect the Fund’s performance and have adverse tax consequences. In addition, high portfolio turnover may also mean that a proportionately greater amount of distributions to shareholders will be taxed as ordinary income rather than long-term capital gains compared to investment companies with lower portfolio turnover.

PGIM US Real Estate Fund    31

Notes to Financial Statements  (unaudited) (continued)

Concentration Risk: To the extent that the Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, may at times result in unusually high market volatility, which could negatively impact performance. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern

32

Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the outbreak of COVID-19 globally in 2020 or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally. The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Non-Diversified Investment Company Risk: The Fund is non-diversified for purposes of the Investment Company Act of 1940 (1940 Act). This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

Real Estate Investment Trust (REIT) Risk: Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs may be more volatile and/or more illiquid than other types of equity securities. REITs (especially mortgage REITs) are subject to interest rate risks. REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Fund.

REITs must also meet certain requirements under the Internal Revenue Code of 1986, as amended (the Code) to avoid entity level tax and be eligible to pass-through certain tax

PGIM US Real Estate Fund    33

Notes to Financial Statements  (unaudited) (continued)

attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their exemptions from registration under the Investment Company Act of 1940. REITs are subject to the risks of changes in the Code affecting their tax status.

Because the Fund invests in real estate securities, including REITs, the Fund is subject to the risks of investing in the real estate industry, such as changes in general and local economic conditions, the supply and demand for real estate and changes in zoning and tax laws. Since the Fund concentrates in the real estate industry, its holdings can vary significantly from broad market indices. As a result, the Fund’s performance can deviate from the performance of such indices. Because the Fund invests in stocks, there is the risk that the price of a particular stock owned by the Fund could go down or pay lower-than-expected or no dividends. In addition to an individual stock losing value, the value of the equity markets or of companies comprising the real estate industry could go down.

Real Estate Related Securities Risk: An investment in the Fund will be closely linked to the performance of the real estate markets. Real estate securities are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.

Selection Risk: Selection risk is the risk that the securities selected by the subadviser will underperform the market, the relevant indices, or other funds with similar investment objectives and investment strategies. Individual REIT prices may drop because of the failure of borrowers to pay their loans, a dividend reduction, a disruption to the real estate investment sales market, changes in federal or state taxation policies affecting REITs, or poor management of a REIT.

Value Style Risk: Since the Fund follows a value investment style, there is the risk that the value style may be out of favor for long periods of time, that the market will not recognize a security’s intrinsic value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. In addition, the Fund’s value investment style may go out

34

of favor with investors, negatively affecting the Fund’s performance. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds.

10.	Recent Regulatory Developments

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Fund.

PGIM US Real Estate Fund    35

Approval of Advisory Agreements

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of PGIM US Real Estate Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Nominating and Governance Committee, and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with PGIM, Inc. (“PGIM”), on behalf of its PGIM Real Estate unit (“PGIM Real Estate”), and PGIM Real Estate (UK) Limited (“PGIM RE (UK)”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 7-10, 2021 and approved the renewal of the agreements through July 31, 2022, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments, PGIM and PGIM RE (UK). Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadvisers, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 7-10, 2021.

1 PGIM US Real Estate Fund is a series of Prudential Investment Portfolios 12.

PGIM US Real Estate Fund

Approval of Advisory Agreements (continued)

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and each of PGIM (through its PGIM Real Estate unit), and PGIM RE (UK), which serve as the Fund’s subadvisers pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments, PGIM Real Estate and PGIM RE (UK). The Board noted that PGIM Real Estate and PGIM RE (UK) are affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadvisers for the Fund, as well as the provision of fund recordkeeping, compliance and other services to the Fund, and PGIM Investments’ role as the administrator of the Fund’s liquidity risk management program. With respect to PGIM Investments’ oversight of the subadvisers, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadvisers. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by each of PGIM Real Estate and PGIM RE (UK), including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadvisers, as well as PGIM Investments’ recommendation, based on its review of the subadvisers, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund, PGIM Real Estate and PGIM RE (UK), and also considered the qualifications, backgrounds and responsibilities of PGIM Real Estate’s and PGIM RE (UK)’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’, PGIM Real Estate’s and PGIM RE (UK)’s organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments, PGIM Real Estate and PGIM RE (UK). The Board also noted that it received favorable compliance reports from

Visit our website at pgim.com/investments

the Fund’s Chief Compliance Officer (“CCO”) as to PGIM Investments, PGIM Real Estate and PGIM RE (UK).

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by PGIM Real Estate and PGIM RE (UK), and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments, PGIM Real Estate and PGIM RE (UK) under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PGIM Investments exceeded the management fees received by PGIM Investments, resulting in an operating loss to PGIM Investments for the year ended December 31, 2020. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale may be shared with the Fund in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

PGIM US Real Estate Fund

Approval of Advisory Agreements (continued)

Other Benefits to PGIM Investments, PGIM Real Estate and PGIM RE (UK)

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM Real Estate, PGIM RE (UK) and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), and benefits to its reputation as well as other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIM Real Estate and PGIM RE (UK) included their ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments, PGIM Real Estate and PGIM RE (UK) were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2020.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended March 31, 2020. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe, which was used to consider performance, and the Peer Group, which was used to consider fees and expenses, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also may have provided supplemental Peer Universe or Peer Group information for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the

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impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	1st Quartile	1st Quartile	2nd Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Fund outperformed its benchmark index over all periods.

•

The Board and PGIM Investments agreed to retain the existing contractual expense cap, which (exclusive of certain fees and expenses) caps total annual operating expenses at 1.25% for Class A shares, 2.00% for Class C shares, 1.00% for Class Z shares and 1.00% for Class R6 shares through July 31, 2022.

•

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class, and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*  *  *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM US Real Estate Fund

∎ MAIL	∎ TELEPHONE	∎ WEBSITE

655 Broad Street	(800) 225-1852	pgim.com/investments
Newark, NJ 07102

PROXY VOTING

The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES

Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Jonathan Corbett, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISERS	PGIM Real Estate	7 Giralda Farms Madison, NJ 07940

	PGIM Real Estate (UK) Limited	Grand Buildings, 1-3 Strand Trafalgar Square London, WC2N 5HR United Kingdom

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at PGIM.COM/INVESTMENTS or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES

Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM US Real Estate Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM US REAL ESTATE FUND

SHARE CLASS	A	C	Z	R6

NASDAQ	PJEAX	PJECX	PJEZX	PJEQX

CUSIP	744336603	744336801	744336884	744336751

MF209E2

PGIM SHORT DURATION MUNI FUND

SEMIANNUAL REPORT

SEPTEMBER 30, 2021

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

Table of Contents

Letter from the President	3

Your Fund’s Performance	4

Fees and Expenses	7

Holdings and Financial Statements	9

Approval of Advisory Agreements

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of September 30, 2021 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2021 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2    Visit our website at pgim.com/investments

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Short Duration Muni Fund informative and useful. The report covers performance for the six-month period ended September 30, 2021.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Short Duration Muni Fund

November 15, 2021

PGIM Short Duration Muni Fund    3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

		Average Annual Total Returns as of 9/30/21
	(without sales charges)	(with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)

Class A	0.48	-0.86	1.63	2.25 (05/29/2014)

Class C	0.02	-0.37	1.32	1.78 (05/29/2014)

Class Z	0.65	1.82	2.36	2.83 (05/29/2014)

Class R6	0.57	1.75	N/A	2.84 (05/25/2017)

Bloomberg 1-8 Year Municipal Index

	0.45	0.96	2.17	—

Average Annual Total Returns as of 9/30/21 Since Inception (%)
	Class A, Class C, Class Z	Class R6
	(05/29/2014)	(05/25/2017)

Bloomberg 1-8 Year Municipal Index	2.10	2.31

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’ inception date.

Source: PGIM Investments LLC and Bloomberg

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6

Maximum initial sales charge	2.25% of the public offering price (3.25% of the public offering price for purchases prior to July 15, 2019).	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $500,000 or more made within 12 months of purchase (1.00% on sales of $1 million or more made within 12 months of purchase for purchases prior to July 15, 2019).	1.00% on sales made within 12 months of purchase	None	None

Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	None

Benchmark Definition

Bloomberg 1-8 Year Municipal Index—The Bloomberg US Municipal Index covers the USD-denominated long-term tax-exempt bond market and has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds. The Bloomberg 1-8 Year Municipal Index contains bonds with maturities between 1 and 8 years.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Short Duration Muni Fund    5

Your Fund’s Performance  (continued)

Distributions and Yields as of 9/30/21

	Total Distributions Paid for	SEC 30-Day Subsidized	Taxable Equivalent 30-Day Subsidized Yield*** at Federal Tax Rates of		SEC 30-Day Unsubsidized	Taxable Equivalent 30-Day Unsubsidized Yield*** at Federal Tax Rates of
	Six Months ($)	Yield* (%)	37.0%	40.8%	Yield** (%)	37.0%	40.8%

Class A	0.04	0.03	0.05	0.05	-0.01	-0.02	-0.02

Class C	0.00[1]	-0.81	-1.29	-1.37	-0.84	-1.33	-1.42

Class Z	0.06	0.33	0.52	0.56	0.21	0.33	0.35

Class R6	0.06	0.36	0.57	0.61	0.01	0.02	0.02

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

***The taxable equivalent yield is the yield an investor would have to earn on a taxable investment in order to equal the yield provided by a tax-exempt municipal bond. Some investors may be subject to the federal alternative minimum tax (AMT). Taxable equivalent yields reflect federal and applicable state tax rates.

1 Amount rounds to zero.

Credit Quality expressed as a percentage of total investments as of 9/30/21 (%)

AAA	5.9

AA	39.9

A	37.8

BBB	12.5

BB	0.4

Not Rated	1.0

Cash/Cash Equivalents	2.5

Total	100

Source: PGIM Fixed Income

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended September 30, 2021. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Short Duration Muni Fund    7

Fees and Expenses  (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Short Duration Muni Fund		Beginning Account Value April 1, 2021	Ending Account Value September 30, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,004.80	0.62%	$3.12
	Hypothetical	$1,000.00	$1,021.96	0.62%	$3.14
Class C	Actual	$1,000.00	$1,000.20	1.39%	$6.97
	Hypothetical	$1,000.00	$1,018.10	1.39%	$7.03
Class Z	Actual	$1,000.00	$1,006.50	0.32%	$1.61
	Hypothetical	$1,000.00	$1,023.46	0.32%	$1.62
Class R6	Actual	$1,000.00	$1,005.70	0.29%	$1.46
	Hypothetical	$1,000.00	$1,023.61	0.29%	$1.47

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended September 30, 2021, and divided by the 366 days in the Fund’s fiscal year ending March 31, 2022 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments  (unaudited)

as of September 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 100.9%

MUNICIPAL BONDS

Alabama 1.9%

Alabama Public School and College Authority,
Revenue, Social Bonds, Series A, Rfdg	5.000%	11/01/27	1,300	$1,627,548
Black Belt Energy Gas District,
Revenue, Project No. 4, Series A-1, (Mandatory Put Date 12/01/25)	4.000	12/01/49	1,525	1,727,032
Revenue, Project No. 5, Series A-1, (Mandatory Put Date 10/01/26)	4.000	10/01/49	925	1,066,451
Revenue, Project No. 6, Series B, (Mandatory Put Date 12/01/26)	4.000	10/01/52	1,000	1,149,850
Selma Industrial Development Board,
Revenue, International Paper Co. Project, Series A, Rfdg, (Mandatory Put Date 06/16/25)	1.375	05/01/34	400	409,048
Southeast Energy Authority, A Cooperative District,
Revenue, Project No. 1, Series A, (Mandatory Put Date 10/01/28)	4.000	11/01/51	1,000	1,183,440

				7,163,369

Alaska 0.8%

Alaska Industrial Development & Export Authority,
Revenue, Tanana Chiefs Conference Project, Series A	5.000	10/01/29	1,000	1,281,750
Northern Tobacco Securitization Corp.,
Revenue, Senior Series A, Class 1, Rfdg	5.000	06/01/28	1,350	1,698,651

				2,980,401

Arizona 3.1%

Arizona Health Facilities Authority,
Revenue, Banner Health, Series B, 3 Month LIBOR + 0.810%	0.907(c)	01/01/37	2,500	2,526,129
Arizona Industrial Development Authority,
Revenue, Phoenix Children’s Hospital Project, Series A	5.000	02/01/27	325	394,378
Revenue, Phoenix Children’s Hospital Project, Series A, Rfdg(hh)	5.000	02/01/27	1,200	1,452,372
Chandler Industrial Development Authority,
Revenue, Intel Corp. Project, (Mandatory Put Date 08/14/23)	2.400	12/01/35	1,340	1,389,392
Revenue, Intel Corp., AMT, (Mandatory Put Date 06/03/24)	5.000	06/01/49	1,010	1,127,402

See Notes to Financial Statements.

PGIM Short Duration Muni Fund    9

Schedule of Investments  (unaudited) (continued)

as of September 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Arizona (cont’d.)

City of Phoenix Civic Improvement Corp.,
Revenue, Senior Lien, AMT, Rfdg	5.000%	07/01/32	500	$538,600
Industrial Development Authority of the City of Phoenix,
Revenue, Great Hearts Academies Project	3.750	07/01/24	300	315,321
Maricopa County Industrial Development Authority,
Revenue, Reid Traditional Schools Project	4.000	07/01/26	500	542,885
Maricopa County Special Health Care District,
Series D, GO	5.000	07/01/28	350	441,234
Salt River Project Agricultural Improvement & Power District,
Revenue, Forward Delivery, Series A, Rfdg	5.000	01/01/28	375	470,824
Salt Verde Finance Corp.,
Revenue, National Gas Utility	5.250	12/01/21	815	821,023
Revenue, National Gas Utility	5.250	12/01/26	1,275	1,538,721

				11,558,281

California 5.6%

Alameda Corridor Transportation Authority,
Revenue, Senior Lien, Series A, Rfdg	5.000	10/01/21	1,135	1,135,147
Bay Area Toll Authority,
Revenue, San Francisco Bay Area, Series C, Rfdg, (Mandatory Put Date 04/01/26)	0.500	04/01/56	650	650,393
California Community Choice Financing Authority,
Revenue, Green Bond, Series B-2, (Mandatory Put Date 08/01/31)	0.470	02/01/52	1,000	983,624
California Health Facilities Financing Authority,
Revenue, Providence St. Joseph Health Project, Series C, Rfdg, (Mandatory Put Date 10/01/25)	5.000	10/01/39	1,235	1,451,854
Revenue, Stanford Health Care, Series A, Rfdg, (Mandatory Put Date 08/15/25)	3.000	08/15/54	1,000	1,099,460
California Infrastructure & Economic Development Bank,
Revenue, Brightline West Passenger Rail Project, Series A, (Mandatory Put Date 02/01/22), 144A	0.200	01/01/50	1,050	1,049,252
Revenue, Sustainability Bond Academy of Sciences, Series B, Rfdg, (Mandatory Put Date 08/01/24)	0.400	08/01/47	2,500	2,502,642
California Municipal Finance Authority,
Revenue, American Heritage Foundation, Series A, Rfdg	4.000	06/01/26	320	345,450
California Pollution Control Financing Authority,
Revenue, Green Bond Project, AMT, 144A	7.000	07/01/22(d)	250	162,500

See Notes to Financial Statements.
10

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

California (cont’d.)
California Pollution Control Financing Authority, (cont’d.)
Revenue, Waste Management Inc. Project, Series A, (Mandatory Put Date 05/01/24)	2.500%	11/01/38	1,000	$1,049,930
California School Finance Authority,
Revenue, Alliance College Ready Public Schools, Series A, Rfdg, 144A	4.000	07/01/24	270	293,995
Revenue, Green Dot Public School Project, Series A, 144A	4.000	08/01/25	330	358,076
Revenue, KIPP Project, Series A, 144A	3.625	07/01/25	325	346,567
California State Public Works Board,
Revenue, Forward Delivery, Series A, Rfdg(hh)	5.000	02/01/28	1,175	1,470,430
Revenue, Various Purpose, Series A, Rfdg(hh)	5.000	08/01/27	1,000	1,201,230
City of Roseville,
Westpark Community Facility District No.1, Special Tax, Rfdg	5.000	09/01/22	225	233,482
Golden State Tobacco Securitization Corp.,
Revenue, Series A-1, Rfdg	5.000	06/01/25	245	283,732
Revenue, Series A-1, Rfdg	5.000	06/01/26	1,000	1,181,980
Revenue, Series A-1, Rfdg	5.000	06/01/27	1,100	1,332,265
Long Beach Bond Finance Authority,
Revenue, Natural Gas, Series B, 3 Month LIBOR + 1.450%	1.534(c)	11/15/27	700	706,295
San Diego County Water Authority,
Revenue, Green Bond, Series A, Rfdg	5.000	05/01/28	500	637,320
State of California,
GO, Rfdg	5.000	11/01/28	1,500	1,916,325
GO, Rfdg	5.000	12/01/28	400	513,412

				20,905,361

Colorado 2.6%
City & County of Denver Airport System,
Revenue, Series A, AMT, Rfdg	5.000	11/15/28	250	307,235
Revenue, Sub-System, Series A, AMT, Rfdg	5.000	12/01/29	485	611,095
Colorado Educational & Cultural Facilities Authority,
Revenue, Lighthouse Building Corp. Stem Project, Rfdg	4.000	11/01/24	480	498,283
Colorado Health Facilities Authority,
Revenue, Christian Living Neighborhood, Rfdg	4.000	01/01/22	300	301,827
Revenue, Commonspirit Health, Series A, Rfdg	5.000	08/01/27	1,000	1,231,410
Revenue, Commonspirit Health, Series A, Rfdg	5.000	08/01/28	200	251,620
Revenue, Commonspirit Health, Series A-1, Rfdg	5.000	08/01/25	350	406,343

See Notes to Financial Statements.
PGIM Short Duration Muni Fund 11

Schedule of Investments  (unaudited) (continued)

as of September 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Colorado (cont’d.)

Colorado Health Facilities Authority, (cont’d.)
Revenue, Commonspirit Health, Series A-2, Rfdg	5.000%	08/01/26	390	$467,505
Revenue, Commonspirit Health, Series B-2, (Mandatory Put Date 02/01/26)	5.000	08/01/49	1,330	1,567,392
Revenue, National Jewish Health Initiatives, Rfdg	5.000	01/01/22	125	126,110
Revenue, National Jewish Health Initiatives, Rfdg	5.000	01/01/24	315	317,658
Revenue, Valley View Hospital Association Project,
Rfdg, (Mandatory Put Date 05/15/23)	2.800	05/15/42	925	949,309
Park Creek Metropolitan District,
Revenue, Series A, Rfdg	5.000	12/01/23	1,100	1,199,715
Regional Transportation District,
Revenue, Denver Transit Partners Eagle P3 Project, Series A, Rfdg	5.000	07/15/27	500	616,120
Regional Transportation District Sales Tax,
Revenue, Green Bond Fastracks Project, Series B, Rfdg	5.000	11/01/28	575	732,642

				9,584,264

Connecticut 3.2%

Connecticut State Health & Educational Facilities Authority,
Revenue, Series 2015-A, Rfdg, (Mandatory Put Date 07/12/24)	0.375	07/01/35	1,000	999,440
Harbor Point Infrastructure Improvement District,
Special Assessment, Rfdg, 144A	5.000	04/01/22	400	407,496
State of Connecticut,
Revenue, Special Tax Obligation, Series A	5.000	05/01/22	250	257,080
Revenue, Special Tax Obligation, Series A	5.000	05/01/27	750	924,135
Revenue, Special Tax Obligation, Series A	5.000	05/01/29	1,000	1,286,630
Revenue, Transportation Infrastructure, Series A	5.000	01/01/23	275	291,385
Revenue, Transportation Infrastructure, Series A	5.000	09/01/24	900	1,021,932
Revenue, Transportation Infrastructure, Series A	5.000	08/01/25	1,035	1,212,678
Series 2021-A, GO	4.000	01/15/28	1,675	1,998,727
Series C, GO	5.000	06/15/26	1,000	1,205,310
Series C, GO, Rfdg	5.000	07/15/24	2,000	2,262,160

				11,866,973

See Notes to Financial Statements.
12

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Delaware 0.4%

Delaware State Economic Development Authority,
Revenue, Newark Charter School, Series A, Rfdg	2.800%	09/01/26	285	$301,311
Delaware Transportation Authority,
Revenue, Rfdg	5.000	07/01/28	850	1,078,556

				1,379,867

District of Columbia 3.3%

District of Columbia,
Revenue, Series C, Rfdg	5.000	10/01/27	1,625	2,031,348
Revenue, Series C, Rfdg	5.000	10/01/28	500	639,740
District of Columbia Friendship Public Charter School,
Revenue (Escrowed to Maturity Date 06/01/22)(ee)	3.550	06/01/22	170	173,760
District of Columbia KIPP Charter School,
Revenue, Project Series B, Rfdg	5.000	07/01/27	145	174,837
Revenue, Rfdg (Escrowed to Maturity Date 07/01/23)(ee)	5.000	07/01/23	145	153,668
Metropolitan Washington Airports Authority,
Revenue, AMT, Rfdg	5.000	10/01/26	2,000	2,402,840
Revenue, Series A, AMT, Rfdg	5.000	10/01/26	1,050	1,261,176
Revenue, Series A, AMT, Rfdg	5.000	10/01/27	2,000	2,458,060
Revenue, Series A, AMT, Rfdg	5.000	10/01/30	1,485	1,930,559
Washington Metropolitan Area Transit Authority,
Revenue, Green Bond, Series A	5.000	07/15/25	1,000	1,170,140

				12,396,128

Florida 6.8%

Central Florida Expressway Authority,
Revenue, Senior Lien, AGM, Rfdg	5.000	07/01/28	2,000	2,535,440
City of Tallahassee,
Revenue, Memorial Healthcare, Inc. Project, Series A	5.000	12/01/23	255	281,438
Revenue, Memorial Healthcare, Inc. Project, Series A	5.000	12/01/25	550	649,671
County of Broward Airport System,
Revenue, Series A, AMT	5.000	10/01/26	500	583,985
Revenue, Series B, AMT, Rfdg	5.000	10/01/27	1,000	1,226,900
Revenue, Series B, AMT, Rfdg	5.000	10/01/28	1,000	1,252,240
County of Lee Airport,
Revenue, Series A, AMT, Rfdg	5.000	10/01/28	1,000	1,250,510
County of Miami-Dade Water & Sewer System,
Revenue, Sub-Series	5.000	10/01/27	1,340	1,662,578
Greater Orlando Aviation Authority,
Revenue, Series A, AMT	5.000	10/01/24	1,000	1,135,390

See Notes to Financial Statements.
PGIM Short Duration Muni Fund 13

Schedule of Investments  (unaudited) (continued)

as of September 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Florida (cont’d.)

Hillsborough County Aviation Authority,
Revenue, Tampa International Airport, Sub-Series A, AMT, Rfdg	5.000%	10/01/25	1,500	$1,636,500
JEA Electric System,
Revenue, Sub-Series A, Rfdg	5.000	10/01/28	1,000	1,265,080
Lakewood Ranch Stewardship District,
Special Assessment	4.250	05/01/25	300	312,312
Special Assessment	4.250	05/01/26	250	262,438
Special Assessment	4.625	05/01/27	500	538,905
Myrtle Creek Improvement District,
Special Assessment, Series A, BAM, Rfdg	4.000	05/01/27	1,050	1,155,504
Orange County Health Facilities Authority,
Revenue, Orlando Healthcare Obligated Group, Series B, Rfdg	5.000	10/01/25	1,940	2,275,814
Revenue, Orlando Healthcare Obligated Group, Series B, Rfdg	5.000	10/01/26	1,000	1,205,890
Revenue, Orlando Healthcare, Inc., Series A, Rfdg	5.000	10/01/23	150	163,902
Revenue, Orlando Regional Healthcare, NATL, Series
C, Rfdg (Escrowed to Maturity Date 10/01/21)(ee)	6.250	10/01/21	25	25,004
Orlando Utilities Commission,
Revenue, Series B, (Mandatory Put Date 10/01/28)	1.250	10/01/46	2,400	2,452,248
Palm Beach County Health Facilities Authority,
Revenue, Sinai Residences, Series A, Rfdg	6.750	06/01/24	290	306,176
Village Community Development District No. 06,
Special Assessment, Revenue, Rfdg	4.000	05/01/26	230	258,511
Village Community Development District No. 07,
Special Assessment, Revenue, Rfdg	4.000	05/01/24	1,455	1,584,466
Special Assessment, Revenue, Rfdg	4.000	05/01/25	895	1,000,377
Special Assessment, Revenue, Rfdg	4.000	05/01/26	275	306,991
Village Community Development District No. 10,
Special Assessment, Revenue	4.500	05/01/23	210	212,529
Village Community Development District No. 12,
Special Assessment, Revenue, 144A	3.250	05/01/23	155	157,362

				25,698,161

Georgia 4.8%

Burke County Development Authority,
Revenue, Georgia Power Co. Plant Vogtle Project, (Mandatory Put Date 05/25/23)	2.250	10/01/32	250	257,632
Revenue, Georgia Power Co. Plant Vogtle Project, Rfdg, (Mandatory Put Date 08/22/24)	1.700	12/01/49	1,000	1,035,540

See Notes to Financial Statements.
14

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Georgia (cont’d.)

Burke County Development Authority, (cont’d.)
Revenue, Oglethorpe Power Corp., Series V, Rfdg, (Mandatory Put Date 02/01/25)	3.250%	11/01/45	500	$538,765
City of Atlanta Department of Aviation,
Revenue, Series B, AMT	5.000	07/01/24	250	281,513
Revenue, Series B, AMT, Rfdg	5.000	07/01/28	500	625,830
Georgia State Road & Tollway Authority,
Grant Anticipation Revenue Vehicle	5.000	06/01/27	1,155	1,422,417
Main Street Natural Gas, Inc.,
Revenue, Series B, (Mandatory Put Date 09/01/23), 1 Month LIBOR + 0.750%	0.805(c)	04/01/48	1,300	1,306,994
Revenue, Series B, (Mandatory Put Date 12/01/24)	4.000	08/01/49	3,155	3,484,130
Revenue, Series C, (Mandatory Put Date 09/01/26)	4.000	03/01/50	1,775	2,035,375
Revenue, Series C, (Mandatory Put Date 12/01/28)	4.000	05/01/52	1,050	1,241,341
Revenue, Sub-Series C, (Mandatory Put Date 12/01/23)	4.000	08/01/48	2,080	2,227,576
Municipal Electric Authority of Georgia,
Power Revenue, Series HH, Rfdg	5.000	01/01/29	1,200	1,492,860
Revenue, Combined Cycle Project, Series A, Rfdg	4.000	11/01/24	700	777,959
Revenue, Project No. 1, Sub-Bonds, Series A, Rfdg	5.000	01/01/26	585	688,925
Private Colleges & Universities Authority,
Revenue, Savannah College of Art & Design	5.000	04/01/22	715	731,230

				18,148,087

Hawaii 0.3%

City & County of Honolulu,
Series A, GO, Rfdg(hh)	5.000	11/01/26	1,000	1,160,200

Idaho 0.8%

County of Nez Perce,
Revenue, Potlatch Corp. Project, Rfdg	2.750	10/01/24	1,000	1,060,660
Idaho Housing & Finance Association,
Grant Anticipation Revenue Vehicle, Series A, Rfdg	5.000	07/15/29	1,500	1,929,540

				2,990,200

Illinois 10.5%

Chicago O’Hare International Airport,
Revenue, Series A, AMT, Rfdg	5.000	01/01/26	985	1,122,890
Revenue, Series C, AMT, Rfdg	5.000	01/01/23	200	211,402

See Notes to Financial Statements.
PGIM Short Duration Muni Fund 15

Schedule of Investments  (unaudited) (continued)

as of September 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Illinois (cont’d.)

Chicago Transit Authority Capital Grant Receipts,
Revenue, Section 5307, Rfdg	5.000%	06/01/28	1,000	$1,250,240
City of Chicago,
Series 2003 B, GO, Rfdg	5.000	01/01/23	370	389,543
Series C, GO, Rfdg (Escrowed to Maturity Date 01/01/22)(ee)	5.000	01/01/22	675	682,634
Series C, GO, Unrefunded, Rfdg	5.000	01/01/22	345	348,571
City of Chicago Wastewater Transmission,
Revenue, Second Lien	5.000	01/01/25	615	621,101
Revenue, Second Lien, Series B, Rfdg	5.000	01/01/23	545	576,561
Revenue, Second Lien, Series C, Rfdg	5.000	01/01/22	990	1,001,237
City of Chicago Waterworks,
Revenue, Second Lien Project	5.000	11/01/25	380	430,323
Revenue, Second Lien Project, Rfdg	4.000	11/01/21	375	375,986
Revenue, Second Lien, Rfdg	4.000	11/01/24	280	290,483
Revenue, Second Lien, Rfdg	5.000	11/01/22	915	959,066
Revenue, Second Lien, Rfdg	5.000	11/01/27	135	141,495
City of Springfield Electric,
Revenue, Senior Lien, Rfdg	5.000	03/01/22	300	305,841
County of Cook,
Series A, GO, Rfdg	5.000	11/15/23	1,000	1,098,420
Series A, GO, Rfdg	5.000	11/15/28	450	569,174
Illinois Finance Authority,
Revenue, Advocate Healthcare Project, Series A-1, Rfdg	4.000	11/01/30	1,000	1,155,380
Revenue, American Water Capital Corp. Project, Rfdg, (Mandatory Put Date 09/01/23)	0.700	05/01/40	600	601,956
Revenue, Northshore University Health System, Series A, Rfdg	5.000	08/15/24	1,000	1,130,530
Revenue, OSF Healthcare System, Series B-2, Rfdg, (Mandatory Put Date 11/15/26)	5.000	05/15/50	1,000	1,188,910
Revenue, University of Chicago, Series A, Rfdg	5.000	10/01/25	1,505	1,774,440
Illinois State Toll Highway Authority,
Senior Revenue, Series A, Rfdg	5.000	01/01/28	1,480	1,847,395
Senior Revenue, Series C, Rfdg	5.000	01/01/28	2,225	2,777,334
Railsplitter Tobacco Settlement Authority,
Revenue	5.000	06/01/22	950	979,688
Revenue	5.000	06/01/24	1,845	2,070,736
Revenue	5.000	06/01/25	545	633,197
Regional Transportation Authority,
Revenue, NATL, Series A, Rfdg	5.500	07/01/25	760	899,506

See Notes to Financial Statements.
16

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Illinois (cont’d.)

Sales Tax Securitization Corp.,
Revenue, Second Lien, Series A, Rfdg	5.000%	01/01/27	1,000	$1,210,280
State of Illinois,
GO	5.000	02/01/22	200	202,940
GO	5.000	05/01/23	110	117,877
GO, Rfdg	5.000	08/01/24	515	534,637
Revenue, Build Illinois Bonds, Junior Obligation,
Series C, Rfdg	5.000	06/15/27	2,200	2,686,530
Revenue, Junior Obligation, Rfdg	5.000	06/15/24	705	764,770
Revenue, Junior Series D, BAM, Rfdg	5.000	06/15/25	1,325	1,525,618
Series A, GO	4.000	01/01/22	75	75,684
Series A, GO	4.000	01/01/23	360	362,898
Series A, GO	5.000	04/01/22	1,000	1,023,070
Series C, GO, Rfdg	4.000	03/01/24	1,000	1,082,400
Series D, GO	5.000	11/01/23	2,260	2,470,564
Series D, GO	5.000	11/01/26	1,275	1,530,115
University of Illinois,
Revenue, Series A, Rfdg	5.000	04/01/26	425	490,977

				39,512,399

Indiana 1.1%

City of Rockport,
Revenue, Power Co. Project, Series A, Rfdg	3.050	06/01/25	500	537,725
City of Whiting Environmental Facilities,
Revenue, BP Products, AMT, Rfdg, (Mandatory Put Date 06/05/26)	5.000	12/01/44	1,000	1,191,740
Indiana Finance Authority,
Revenue, Indiana University Health, Inc., Series A, Rfdg	5.000	12/01/25	1,135	1,342,853
Revenue, Power & Light Co. Project, Series A, Rfdg	1.400	08/01/29	1,000	982,060

				4,054,378

Iowa 0.8%

Iowa Finance Authority,
Revenue, Lifespace Communities, Inc.	2.875	05/15/49	390	390,051
PEFA, Inc.,
Revenue, Gas Project, Series A-1, (Mandatory Put Date 09/01/26)	5.000	09/01/49	2,120	2,510,864

				2,900,915

See Notes to Financial Statements.
PGIM Short Duration Muni Fund 17

Schedule of Investments  (unaudited) (continued)

as of September 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Kentucky 1.1%

County of Trimble,
Revenue, Louisville Gas & Electric Project, Series A, AMT, Rfdg, (Mandatory Put Date 09/01/27)	1.300%	09/01/44	750	$749,933
Kentucky Public Energy Authority,
Revenue, Series A-1, (Mandatory Put Date 06/01/25)	4.000	12/01/49	1,440	1,607,544
Revenue, Series B, (Mandatory Put Date 01/01/25)	4.000	01/01/49	1,480	1,634,778

				3,992,255

Louisiana 1.1%

City of New Orleans,
GO, Rfdg	5.000	12/01/22	100	105,549
GO, Rfdg	5.000	12/01/23	150	165,362
City of New Orleans Sewerage Service,
Revenue	5.000	06/01/23	300	323,145
Revenue	5.000	06/01/24	200	224,230
Louisiana Offshore Terminal Authority,
Revenue, Loop LLC Project, Series C, Rfdg, (Mandatory Put Date 12/01/23)	1.650	09/01/34	500	514,530
Louisiana Public Facilities Authority,
Revenue, Ochsner Clinic Foundation Project, Rfdg	5.000	05/15/22	265	272,645
Revenue, Ochsner Clinic Foundation Project, Series B, Rfdg, (Mandatory Put Date 05/15/25)	5.000	05/15/50	1,065	1,231,513
Parish of St. John the Baptist,
Revenue, Marathon Oil Corp. Project, Rfdg, (Mandatory Put Date 07/01/24)	2.100	06/01/37	200	206,944
State of Louisiana,
Grant Anticipation Revenue Vehicle	5.000	09/01/23	1,000	1,090,260

				4,134,178

Maryland 0.5%

Maryland Economic Development Corp.,
Revenue, Transportation Project, Series A, Rfdg	5.000	06/01/24	350	389,571
Maryland State Transportation Authority,
Revenue, Series A, Rfdg	5.000	07/01/28	1,115	1,417,444

				1,807,015

See Notes to Financial Statements.
18

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Massachusetts 0.6%

Commonwealth of Massachusetts,
Consolidated Loans, Series E, GO	5.000%	11/01/27	1,125	$1,404,990
Massachusetts Port Authority,
Revenue, Series C, AMT, Rfdg	5.000	07/01/29	665	848,819

				2,253,809

Michigan 1.5%

Michigan Finance Authority,
Revenue, Local Government Loan Program, NATL, Series D-6, Rfdg	5.000	07/01/25	320	360,643
Revenue, Local Government Loan Program, Series D-1, Rfdg	5.000	07/01/22	400	414,048
Revenue, Senior Series A, Class 1, Rfdg	4.000	06/01/23	100	106,064
Revenue, Senior Series A, Class 1, Rfdg	5.000	06/01/27	500	612,970
Revenue, Senior Series A, Class 1, Rfdg	5.000	06/01/28	500	626,060
Revenue, Senior Series A, Class 1, Rfdg	5.000	06/01/29	250	318,910
Revenue,Trinity Health Credit Group, Series A, Rfdg	5.000	12/01/27	1,085	1,358,811
Michigan Strategic Fund,
Revenue, Graphic Packaging International LLC, Green Bond Recycle Project, AMT, (Mandatory Put Date 10/01/26)	4.000	10/01/61	1,500	1,667,850

				5,465,356

Mississippi 0.2%

County of Warren,
Revenue, International Paper Co. Project, Rfdg, (Mandatory Put Date 09/01/23)	2.900	09/01/32	250	261,148
Mississippi Business Finance Corp.,
Revenue, Pollution Control, Rfdg	3.200	09/01/28	500	526,120

				787,268

Missouri 1.0%

Health & Educational Facilities Authority of the State of Missouri,
Revenue, BJC Health System, Series B, Rfdg, (Mandatory Put Date 05/01/26)	4.000	05/01/51	1,550	1,787,693
Revenue, BJC Health System, Series C, Rfdg, (Mandatory Put Date 05/01/28)	5.000	05/01/52	500	623,390

See Notes to Financial Statements.
PGIM Short Duration Muni Fund 19

Schedule of Investments  (unaudited) (continued)

as of September 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Missouri (cont’d.)

Kansas City Industrial Development Authority,
Revenue, International Airport Terminal, Series B, AMT	5.000%	03/01/29	1,000	$1,257,040

				3,668,123

Nebraska 0.4%

Central Plains Energy Project,
Revenue, Project No. 4, (Mandatory Put Date 01/01/24)	5.000	03/01/50	1,275	1,395,883

Nevada 0.3%
County of Clark Department of Aviation,
Revenue, Sub-Series B, AMT, Rfdg	5.000	07/01/27	1,000	1,220,920

New Jersey 7.4%

New Jersey Economic Development Authority,
Revenue, American Water Co. Inc. Project, Series A, Rfdg	1.000	06/01/23	1,375	1,389,300
Revenue, American Water Co. Inc. Project, Series B, AMT, Rfdg, (Mandatory Put Date 06/01/23)	1.200	11/01/34	500	506,180
Revenue, American Water Co. Inc. Project, Series E, AMT, Rfdg	0.850	12/01/25	600	601,212
Revenue, Port Newark Container, AMT, Rfdg	5.000	10/01/21	500	500,055
Revenue, Series XX, Rfdg	5.000	06/15/22	960	991,315
Revenue, State Appropriation, Series B, Rfdg	4.000	11/01/25	455	508,203
Revenue, State Appropriation, Series XX, Rfdg	5.000	06/15/24	420	471,379
New Jersey Health Care Facilities Financing Authority,
Revenue, AHS Hospital Corp., Rfdg	5.000	07/01/24	400	451,080
Revenue, Hackensack Meridian Health, Series A, Rfdg	5.000	07/01/25	540	629,975
Revenue, RWJ Barnabas Health Obligation Group, Series A, Rfdg	5.000	07/01/27	450	541,795
Revenue, University Hospital, Series A, AGM, Rfdg	5.000	07/01/23	500	536,000
New Jersey Transportation Trust Fund Authority,
Revenue, Series A, Rfdg	5.000	06/15/27	1,175	1,437,260
Revenue, Series AA, Rfdg(hh)	5.000	06/15/27	800	941,224
Revenue, Transportation Program, Series AA	5.000	06/15/22	895	924,177
Revenue, Transportation System Bond, Rfdg	5.000	12/15/26	500	604,405
Revenue, Transportation System, Series A, Rfdg	5.000	12/15/23	290	319,284
Revenue, Transportation System, Series B, AGC, Rfdg	5.500	12/15/21	175	176,832

See Notes to Financial Statements.
20

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

New Jersey (cont’d.)

New Jersey Turnpike Authority,
Revenue, Series A	5.000%	01/01/27	605	$682,942
Revenue, Series D, Rfdg	5.000	01/01/28	1,100	1,319,054
Revenue, Series D-1, Rfdg, 1 Month LIBOR + 0.700%	0.760(c)	01/01/24	1,000	1,018,565
South Jersey Transportation Authority,
Revenue, Series A, Rfdg (Escrowed to Maturity Date 11/01/21)(ee)	5.000	11/01/21	175	175,621
Revenue, Series A, Unrefunded, Rfdg	5.000	11/01/21	175	175,576
State of New Jersey,
COVID-19, Emergency Bonds, Series A, GO	5.000	06/01/26	5,200	6,213,324
Tobacco Settlement Financing Corp.,
Revenue, Series A, Rfdg	5.000	06/01/25	1,845	2,141,584
Revenue, Series A, Rfdg	5.000	06/01/26	1,830	2,189,632
Revenue, Series A, Rfdg	5.000	06/01/27	1,975	2,422,456

				27,868,430

New Mexico 0.4%

New Mexico Finance Authority,
Revenue, Sub-Series A	5.000	06/15/28	1,250	1,583,575

New York 8.4%

City of New York,
Fiscal 2008, Series J-5, GO	5.000	08/01/28	1,000	1,269,410
Fiscal 2015, Sub-Series F-4, GO, (Mandatory Put Date 12/01/25)	5.000	06/01/44	2,000	2,326,814
Long Island Power Authority,
Revenue, Notes	1.000	09/01/25	2,100	2,113,776
Revenue, Series B, Rfdg, (Mandatory Put Date 09/01/26)	1.500	09/01/51	2,000	2,065,240
Metropolitan Transportation Authority,
Revenue, Series F, Rfdg	5.000	11/15/24	1,125	1,280,126
New York City Industrial Development Agency,
Revenue, Queens Baseball Stadium Project, Series A, AGM, Rfdg	5.000	01/01/28	1,000	1,242,340
New York City Transitional Finance Authority,
Revenue, Future Tax Secured, Sub-Bonds, Series D-1, Rfdg	5.000	11/01/28	1,210	1,541,419
Revenue, Series A-1, Rfdg	5.000	11/01/27	2,000	2,494,300
New York City Water & Sewer System,
Revenue	5.000	06/15/28	750	915,848
Revenue, Second General Resolution, Series DD, Rfdg	5.000	06/15/26	1,185	1,431,302

See Notes to Financial Statements.
PGIM Short Duration Muni Fund 21

Schedule of Investments  (unaudited) (continued)

as of September 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

New York (cont’d.)

New York City Water & Sewer System, (cont’d.)
Revenue, Second General Resolution, Series DD, Rfdg	5.000%	06/15/29	300	$388,758
New York State Dormitory Authority,
Revenue, Memorial Sloan Kettering Cancer Center, Series 1, Rfdg	5.000	07/01/24	230	261,036
Revenue, New York University Hospitals Center, Rfdg	5.000	07/01/24	845	951,808
Revenue, New York University Hospitals Center, Rfdg	5.000	07/01/24	895	1,008,128
Revenue, St John’s University, Series A, Rfdg	5.000	07/01/26	400	475,428
New York State Environmental Facilities Corp.,
Revenue, New York City Municipal Water Financing Authority Project, Sub-Series A, Rfdg	5.000	06/15/31	1,265	1,562,515
New York State Thruway Authority,
Revenue, Series A-1, Group 1, Rfdg	5.000	03/15/31	3,000	3,996,960
New York Transportation Development Corp.,
Revenue, JFK International Air Terminal Project, Series A, AMT, Rfdg	5.000	12/01/25	200	233,502
Port Authority of New York & New Jersey,
Revenue, Series 223, AMT, Rfdg	5.000	07/15/27	1,000	1,228,480
Revenue, Series 226, AMT, Rfdg	5.000	10/15/27	650	802,809
Triborough Bridge & Tunnel Authority,
Revenue, Senior Lien, Sub-Series B-2, Rfdg, (Mandatory Put Date 05/15/26)	5.000	05/15/50	1,000	1,200,800
Revenue, Series A-2, Rfdg, (Mandatory Put Date 05/15/26)	2.000	05/15/45	1,000	1,064,440
Revenue, Sub-Series A, Bond Anticipation Notes	5.000	11/01/25	1,000	1,183,020
TSASC, Inc.,
Revenue, Series A, Rfdg	5.000	06/01/24	290	324,606

Revenue, Series A, Rfdg	5.000	06/01/25	100	115,860

				31,478,725

North Carolina 1.4%

Charlotte-Mecklenburg Hospital Authority,
Revenue, Atriumn Health, Series B, (Mandatory Put Date 12/02/24)	5.000	01/15/50	1,000	1,143,520
North Carolina Medical Care Commission,
Revenue, Caromont Health, Series B, (Mandatory Put Date 02/01/26)	5.000	02/01/51	450	536,121
Revenue, Duke University Health System, Series A, Rfdg	5.000	06/01/27	545	671,173
Revenue, Duke University Health System, Series A, Rfdg	5.000	06/01/28	990	1,247,915

See Notes to Financial Statements.
22

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

North Carolina (cont’d.)

North Carolina Turnpike Authority,

Revenue, Bond Anticipation Notes	5.000%	02/01/24	1,560	$1,719,541

				5,318,270

North Dakota 0.1%

Cass County Joint Water Resource District,
Series A, GO	0.480	05/01/24	555	548,867

Ohio 2.6%

Akron Bath Copley Joint Township Hospital District,
Revenue, Summa Health Obligation Group, Rfdg	5.000	11/15/27	185	227,180
Buckeye Tobacco Settlement Financing Authority,
Revenue, Senior Series A-2, Class 1, Rfdg	5.000	06/01/28	1,455	1,817,862
County of Allen Hospital Facilities,
Revenue, Bon Secours Mercy Health, Inc., Series A, Rfdg	5.000	08/01/27	1,185	1,459,991
County of Cuyahoga,
Revenue, MetroHealth System, Rfdg	4.000	02/15/29	1,200	1,399,212
Revenue, MetroHealth System, Rfdg	5.000	02/15/25	695	801,676
Lancaster Port Authority,
Revenue, Natural Gas, Series A, Rfdg, (Mandatory Put Date 02/01/25)	5.000	08/01/49	300	342,489
Ohio Air Quality Development Authority,
Revenue, American Electric Power Co. Project, Series A, (Mandatory Put Date 10/01/29)	2.400	12/01/38	500	518,220
Revenue, Ohio Valley Electric Corp. Project, Series B, (Mandatory Put Date 11/01/24)	1.375	02/01/26	750	749,670
Ohio Water Development Authority,
Revenue	5.000	12/01/28	700	896,665
State of Ohio,
Revenue, Cleveland Clinic Health System Obligation Group, Series B, Rfdg(hh)	5.000	01/01/28	1,100	1,369,148

				9,582,113

Oklahoma 1.1%

Oklahoma Development Finance Authority,
Revenue, Gilcrease Expressway West, AMT	1.625	07/06/23	500	503,695
Revenue, University of Oklahoma Medicine Project, Series B	5.000	08/15/25	800	923,592

See Notes to Financial Statements.
PGIM Short Duration Muni Fund 23

Schedule of Investments  (unaudited) (continued)

as of September 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Oklahoma (cont’d.)
Oklahoma Development Finance Authority, (cont’d.)
Revenue, University of Oklahoma Medicine Project, Series B	5.000%	08/15/29	1,100	$1,345,443
Oklahoma Turnpike Authority,
Revenue, Second Senior Series A, Class 1, Rfdg	5.000	01/01/29	1,000	1,283,970

				4,056,700

Pennsylvania 5.7%
Allegheny County Airport Authority,
Revenue, Series A, AMT	5.000	01/01/26	1,600	1,887,152
Chester County Industrial Development Authority,
Revenue, Renaissance Academy Charter School, Rfdg	3.750	10/01/24	270	285,836
Revenue, Renaissance Academy Charter School, Rfdg	5.000	10/01/34	355	394,398
City of Philadelphia Airport,
Revenue, Private Activity, AMT, Rfdg	5.000	07/01/27	1,125	1,373,029
Commonwealth Financing Authority,
Revenue, Tobacco Master Settlement Payment	5.000	06/01/24	1,315	1,474,207
Revenue, Tobacco Master Settlement Payment	5.000	06/01/25	1,080	1,254,290
Commonwealth of Pennsylvania,
First Series, GO, Rfdg	5.000	08/15/25	1,235	1,449,668
Series A, Certificate of Participation, Rfdg	5.000	07/01/26	500	599,835
Delaware River Joint Toll Bridge Commission,
Revenue, Bridge System, Series B, Rfdg	5.000	07/01/28	305	386,545
Delaware Valley Regional Finance Authority,
Revenue, Series A, AMBAC	5.500	08/01/28	500	648,125
East Hempfield Township Industrial Development Authority,
Revenue, Willow Valley Community, Rfdg	5.000	12/01/23	500	550,555
Geisinger Authority,
Revenue, Geisinger Health System Obligation Group,
Series B, Rfdg, (Mandatory Put Date 02/15/27)	5.000	04/01/43	945	1,135,455
Pennsylvania Higher Educational Facilities Authority,
Revenue, University of Pennsylvania Health System	5.000	08/15/28	1,000	1,271,550
Revenue, University of Pennsylvania Health System, Rfdg	5.000	08/15/26	940	1,102,169
Pennsylvania Turnpike Commission,
Revenue, Rfdg	5.000	12/01/29	1,455	1,858,108
Revenue, Series A-2, Rfdg	5.000	12/01/26	1,515	1,847,436
Philadelphia Authority for Industrial Development,
Revenue, The Children’s Hospital of Philadelphia Project,
Series A, Rfdg	5.000	07/01/28	575	727,864

See Notes to Financial Statements.
24

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Pennsylvania (cont’d.)
Philadelphia Gas Works Co.,
Revenue, Rfdg	5.000%	08/01/25	420	$491,828
Revenue, Sixteenth Series A, AGM	5.000	08/01/27	1,450	1,767,651
University of Pittsburgh of the Commonwealth System of Higher Education,
Revenue, Rfdg	4.000	04/15/26	750	858,600

				21,364,301

Puerto Rico 0.1%
Puerto Rico Sales Tax Financing Corp.,
Revenue, Series A-1, CABS	(1.322)(s)	07/01/24	245	234,115

Rhode Island 1.0%
Tobacco Settlement Financing Corp.,
Revenue, Series A, Rfdg	5.000	06/01/22	540	557,301
Revenue, Series A, Rfdg	5.000	06/01/23	790	850,964
Revenue, Series A, Rfdg	5.000	06/01/24	1,940	2,175,555
Revenue, Series A, Rfdg	5.000	06/01/28	240	272,381

				3,856,201

South Carolina 1.0%
County of Richland,
Revenue, International Paper Co. Project, Series A, Rfdg	3.875	04/01/23	1,115	1,168,710
South Carolina Public Service Authority,
Revenue, Santee Cooper, Series A, Rfdg	5.000	12/01/24	280	282,128
Revenue, Series A, Rfdg	5.000	12/01/26	625	758,281
Revenue, Series C, Rfdg	5.000	12/01/24	610	702,738
Revenue, Series C, Rfdg	5.000	12/01/29	630	722,629

				3,634,486

Tennessee 0.8%
Memphis-Shelby County Airport Authority,
Revenue, Series A, AMT	5.000	07/01/25	500	581,520
Tennergy Corp.,
Revenue, Series A, (Mandatory Put Date 09/01/28)	4.000	12/01/51	2,000	2,362,360

				2,943,880

See Notes to Financial Statements.
PGIM Short Duration Muni Fund 25

Schedule of Investments  (unaudited) (continued)

as of September 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Texas 11.1%
Bexar County Health Facilities Development Corp.,
Revenue, Army Retirement Residence Foundation, Rfdg	5.000%	07/15/24	500	$549,905
Board of Regents of the University of Texas System,
Revenue, Series C, Rfdg	5.000	08/15/28	1,165	1,478,478
Central Texas Regional Mobility Authority,
Revenue, Senior Lien, Series A, Rfdg	5.000	01/01/23	610	645,447
Revenue, Series C	5.000	01/01/27	500	588,895
Revenue, Sub-Series F, Bond Anticipation Notes	5.000	01/01/25	625	701,894
City of Houston,
Series A, GO, Rfdg	5.000	03/01/28	1,130	1,416,670
City of Houston Airport System,
Revenue, Sub-Lien, Series A, AMT, Rfdg,
(Pre-refunded Date 07/01/22)(ee)	5.000	07/01/32	1,000	1,035,120
Revenue, Sub-Series A, AMT, Rfdg	5.000	07/01/25	1,000	1,164,210
Clear Creek Independent School District,
Permanent School Fund Program, GO, (Mandatory Put Date 08/15/24)	0.280	02/15/38	1,000	998,410
Clifton Higher Education Finance Corp.,
Revenue, Idea Public Schools	3.750	08/15/22	90	92,571
Revenue, Idea Public Schools, Series B	4.000	08/15/23	610	649,790
Revenue, Idea Public Schools, Series B	5.000	08/15/25	210	243,737
Dallas Fort Worth International Airport,
Revenue, Series A, Rfdg	5.000	11/01/25	1,030	1,212,537
Decatur Hospital Authority,
Revenue, Wise Regional Health Systems, Series A, Rfdg	5.000	09/01/22	150	156,353
Revenue, Wise Regional Health Systems, Series A, Rfdg	5.000	09/01/23	150	163,208
Gulf Coast Authority,
Revenue, ExxonMobil Project, FRDD	0.060(cc)	06/01/30	4,600	4,600,000
Revenue, ExxonMobil Project, FRDD	0.100(cc)	09/01/25	10,500	10,500,000
Revenue, ExxonMobil Project, FRDD	0.100(cc)	12/01/25	1,240	1,240,000
Revenue, ExxonMobil Project, Series B, FRDD	0.060(cc)	06/01/25	230	230,000
Harris County Cultural Education Facilities Finance Corp.,
Revenue, Baylor College of Medicine Medical Facility, Series A, Rfdg, (Mandatory Put Date 07/01/24)	0.710	11/15/46	1,000	1,001,200
Harris County Toll Road Authority,
Revenue, First Lien, Rfdg	5.000	08/15/28	1,375	1,749,261
Houston Higher Education Finance Corp.,
Revenue, Cosmos Foundation, Series A	4.000	02/15/22	15	15,175

See Notes to Financial Statements.
26

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Texas (cont’d.)
Kerrville Health Facilities Development Corp.,
Revenue, Peterson Regional Medical Center Project, Rfdg	5.000%	08/15/22	485	$504,647
Lower Colorado River Authority,
Revenue, LCRA Transmission Services Corp. Project, Rfdg	5.000	05/15/27	500	613,095
Lower Neches Valley Authority Industrial Development Corp.,
Revenue, ExxonMobil Project, Series B, Rfdg, FRDD	0.060(cc)	11/01/29	850	850,000
New Caney Independent School District,
Permanent School Fund Program, School Building,
GO, (Mandatory Put Date 08/15/24)	1.250	02/15/50	650	666,744
North Texas Tollway Authority,
Revenue, First Tier, Series A, Rfdg	5.000	01/01/27	390	460,496
Revenue, First Tier, Series B, Rfdg	5.000	01/01/25	725	830,640
Revenue, Second Tier, Series B, Rfdg	5.000	01/01/26	690	730,358
Revenue, Second Tier, Series B, Rfdg	5.000	01/01/27	1,550	1,886,985
Revenue, Second Tier, Series B, Rfdg	5.000	01/01/28	340	401,686
Revenue, Series A, Rfdg	5.000	01/01/26	2,050	2,261,171
Tarrant County Cultural Education Facilities Finance Corp.,
Revenue, Texas Health Resources System, Series A, Rfdg	5.000	02/15/26	365	433,930
Revenue, Trinity Terrace Project, Series A-1, Rfdg	5.000	10/01/29	630	708,164
Texas Municipal Gas Acquisition & Supply Corp. I,
Revenue, Senior Lien, Series D	6.250	12/15/26	830	966,286

				41,747,063

Utah 2.3%
County of Utah,
Revenue, IHC Health Services, Inc., Series B,
(Mandatory Put Date 08/01/26)	5.000	05/15/60	3,315	3,994,907
Salt Lake City Airport,
Revenue, Series A, AMT	5.000	07/01/22	360	372,470
Revenue, Series A, AMT	5.000	07/01/23	535	578,479
Revenue, Series A, AMT	5.000	07/01/26	1,160	1,388,242
Revenue, Series A, AMT	5.000	07/01/28	375	458,617
Revenue, Series A, AMT	5.000	07/01/28	500	625,310
Revenue, Series A, AMT	5.000	07/01/28	1,000	1,254,360

				8,672,385

See Notes to Financial Statements.
PGIM Short Duration Muni Fund 27

Schedule of Investments  (unaudited) (continued)

as of September 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Virginia 1.0%
Hampton Roads Transportation Accountability Commission,
Revenue, Senior Lien, Series A, Bond Anticipation Notes	5.000%	07/01/26	2,025	$2,440,307
Virginia Small Business Financing Authority,
Revenue, 95 Express Lanes LLC Project, AMT	5.000	01/01/44	1,000	1,010,180
Revenue, Elizabeth River Crossings Project, Senior Lien	4.250	07/01/22	225	231,948
Wise County Industrial Development Authority,
Revenue, Virginia Electric & Power Co., Series A,
(Mandatory Put Date 05/31/24)	1.200	11/01/40	250	255,195

				3,937,630

Washington 2.6%
City of Seattle Municipal Light & Power,
Revenue, Series B, Rfdg, (Mandatory Put Date 11/01/26)	0.300	05/01/45	500	504,818
County of King,
Series A, GO	5.000	01/01/28	1,000	1,252,600
Energy Northwest,
Revenue, Project No. 1, Series A, Rfdg	5.000	07/01/26	1,300	1,569,529
Port of Seattle,
Revenue, Intermediate Lein Private Activity, Series C, AMT, Rfdg	5.000	08/01/28	1,500	1,867,140
Revenue, Intermediate Lien, AMT	5.000	04/01/29	1,000	1,260,580
University of Washington,
Revenue, Forward Delivery, Series C, Rfdg	5.000	04/01/26	1,500	1,796,415
Washington Health Care Facilities Authority,
Revenue, Overlake Hospital Medical Center, Series B, Rfdg	5.000	07/01/28	375	466,466
Revenue, Providence Health & Services, Series A, Rfdg	5.000	10/01/21	905	905,118

				9,622,666

West Virginia 0.9%
County of Harrison,
Revenue, Monongahela Power Co., Series A, AMT, Rfdg, (Mandatory Put Date 10/15/21)	3.000	10/15/37	500	500,365
West Virginia Economic Development Authority,
Revenue, Appalachian Power Co. Amos Project,
Series A, Rfdg, (Mandatory Put Date 04/01/24)	2.550	03/01/40	1,000	1,049,960

See Notes to Financial Statements.
28

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

West Virginia (cont’d.)

West Virginia Economic Development Authority, (cont’d.)
Revenue, Appalachian Power Co., Series A, Rfdg, (Mandatory Put Date 12/01/25)	0.625%	12/01/38	1,500	$1,489,890
Revenue, Wheeling Power Co. Mitchell Plant Project,
Series A, AMT, Rfdg, (Mandatory Put Date 04/01/22)	3.000	06/01/37	500	505,605

				3,545,820

Wisconsin 0.3%

Public Finance Authority,
Revenue, Bancroft Neurohealth Project, Series A, 144A	5.000	06/01/23	500	530,580
Revenue, Trips Obligation Group, Senior Series E, Rfdg	5.000	07/01/23	355	366,662
Wisconsin Health & Educational Facilities Authority,
Revenue, Children’s Hospital of Wisconsin, Rfdg	5.000	08/15/27	335	415,266

				1,312,508

TOTAL INVESTMENTS 100.9% (cost $372,403,252)				378,331,526
Liabilities in excess of other assets(z) (0.9)%				(3,358,412)

NET ASSETS 100.0%				$374,973,114

Below is a list of the abbreviation(s) used in the semiannual report:

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

AGC—Assured Guaranty Corp.

AGM—Assured Guaranty Municipal Corp.

AMBAC—American Municipal Bond Assurance Corp.

AMT—Alternative Minimum Tax

BAM—Build America Mutual

CABS—Capital Appreciation Bonds

FRDD—Floating Rate Daily Demand Note

GO—General Obligation

IDB—Industrial Development Bond

LIBOR—London Interbank Offered Rate

NATL—National Public Finance Guarantee Corp.

OTC—Over-the-counter

PCR—Pollution Control Revenue

Rfdg—Refunding

#	Principal amount is shown in U.S. dollars unless otherwise stated.

See Notes to Financial Statements.
PGIM Short Duration Muni Fund 29

Schedule of Investments  (unaudited) (continued)

as of September 30, 2021

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2021.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ee)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and /or U.S. guaranteed obligations.
(hh)	When-issued security.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at September 30, 2021:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Short Position:
12	10 Year U.S. Treasury Notes	Dec. 2021	$1,579,313	$20,101

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

Citigroup Global Markets, Inc.	$171,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Long-Term Investments
Municipal Bonds
Alabama	$—	$ 7,163,369	$—

See Notes to Financial Statements.
30

	Level 1	Level 2	Level 3

Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Municipal Bonds (continued)
Alaska	$—	$2,980,401	$—
Arizona	—	11,558,281	—
California	—	20,905,361	—
Colorado	—	9,584,264	—
Connecticut	—	11,866,973	—
Delaware	—	1,379,867	—
District of Columbia	—	12,396,128	—
Florida	—	25,698,161	—
Georgia	—	18,148,087	—
Hawaii	—	1,160,200	—
Idaho	—	2,990,200	—
Illinois	—	39,512,399	—
Indiana	—	4,054,378	—
Iowa	—	2,900,915	—
Kentucky	—	3,992,255	—
Louisiana	—	4,134,178	—
Maryland	—	1,807,015	—
Massachusetts	—	2,253,809	—
Michigan	—	5,465,356	—
Mississippi	—	787,268	—
Missouri	—	3,668,123	—
Nebraska	—	1,395,883	—
Nevada	—	1,220,920	—
New Jersey	—	27,868,430	—
New Mexico	—	1,583,575	—
New York	—	31,478,725	—
North Carolina	—	5,318,270	—
North Dakota	—	548,867	—
Ohio	—	9,582,113	—
Oklahoma	—	4,056,700	—
Pennsylvania	—	21,364,301	—
Puerto Rico	—	234,115	—
Rhode Island	—	3,856,201	—
South Carolina	—	3,634,486	—
Tennessee	—	2,943,880	—
Texas	—	41,747,063	—
Utah	—	8,672,385	—
Virginia	—	3,937,630	—
Washington	—	9,622,666	—
West Virginia	—	3,545,820	—
Wisconsin	—	1,312,508	—

Total	$—	$378,331,526	$—

See Notes to Financial Statements.
PGIM Short Duration Muni Fund 31

Schedule of Investments  (unaudited) (continued)

as of September 30, 2021

	Level 1	Level 2	Level 3

Other Financial Instruments*
Assets
Futures Contracts	$20,101	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Sector Classification:

The sector classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2021 were as follows:

Transportation	22.1%
Healthcare	15.6
Special Tax/Assessment District	11.1
Corporate Backed IDB & PCR	10.8
General Obligation	9.6
Pre-pay Gas	7.8
Tobacco	6.8
Power	5.5
Education	4.8

Water & Sewer	3.5%
Lease Backed Certificate of Participation	2.7
Solid Waste/Resource Recovery	0.3
Pre-Refunded	0.3

100.9
Liabilities in excess of other assets	(0.9)

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of September 30, 2021 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Interest rate contracts	Due from/to broker-variation margin futures	$20,101	*	—	$—

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.
32

The effects of derivative instruments on the Statement of Operations for the six months ended September 30, 2021 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures

Interest rate contracts	$(37,933)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures

Interest rate contracts	$15,435

For the six months ended September 30, 2021, the Fund’s average volume of derivative activities is as follows:

Futures Contracts— Short Positions(1)
$1,843,625

(1)	Notional Amount in USD.

Average volume is based on average quarter end balances as noted for the six months ended September 30, 2021.

See Notes to Financial Statements.
PGIM Short Duration Muni Fund 33

Statement of Assets and Liabilities  (unaudited)

as of September 30, 2021

Assets

Unaffiliated investments (cost $372,403,252)	$378,331,526
Cash	539,545
Interest receivable	3,880,237
Receivable for Fund shares sold	2,846,349
Deposit with broker for centrally cleared/exchange-traded derivatives	171,000
Prepaid expenses	2,513

Total Assets	385,771,170

Liabilities

Payable for investments purchased	8,382,294
Payable for Fund shares purchased	2,198,742
Accrued expenses and other liabilities	71,346
Management fee payable	59,332
Dividends payable	47,688
Distribution fee payable	35,427
Due to broker—variation margin futures	1,688
Affiliated transfer agent fee payable	1,034
Trustees’ fees payable	505

Total Liabilities	10,798,056

Net Assets	$374,973,114

Net assets were comprised of:
Shares of beneficial interest, at par	$35,826
Paid-in capital in excess of par	372,021,569
Total distributable earnings (loss)	2,915,719

Net assets, September 30, 2021	$374,973,114

See Notes to Financial Statements.
34

Class A

Net asset value and redemption price per share, ($122,553,559 ÷ 11,706,248 shares of beneficial interest issued and outstanding)	$10.47
Maximum sales charge (2.25% of offering price)	0.24

Maximum offering price to public	$10.71

Class C

Net asset value, offering price and redemption price per share, ($12,187,260 ÷ 1,165,018 shares of beneficial interest issued and outstanding)	$10.46

Class Z

Net asset value, offering price and redemption price per share, ($237,151,386 ÷ 22,660,091 shares of beneficial interest issued and outstanding)	$10.47

Class R6

Net asset value, offering price and redemption price per share, ($3,080,909 ÷ 294,449 shares of beneficial interest issued and outstanding)	$10.46

See Notes to Financial Statements.
PGIM Short Duration Muni Fund 35

Statement of Operations  (unaudited)

Six Months Ended September 30, 2021

Net Investment Income (Loss)

Interest income	$2,310,128

Expenses
Management fee	473,914
Distribution fee(a)	204,527
Transfer agent’s fees and expenses (including affiliated expense of $ 2,942)(a)	114,344
Registration fees(a)	38,988
Custodian and accounting fees	29,354
Audit fee	21,484
Legal fees and expenses	10,033
Shareholders’ reports	8,066
Trustees’ fees	6,505
Miscellaneous	11,646

Total expenses	918,861
Less: Fee waiver and/or expense reimbursement(a)	(159,687)
Custodian fee credit	(135)

Net expenses	759,039

Net investment income (loss)	1,551,089

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	59,355

Futures transactions	(37,933)

21,422

Net change in unrealized appreciation (depreciation) on:
Investments	(409,215)

Futures	15,435

(393,780)

Net gain (loss) on investment transactions	(372,358)

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,178,731

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	141,385	63,142	—	—
Transfer agent’s fees and expenses	22,006	3,781	88,502	55
Registration fees	16,575	6,529	11,190	4,694
Fee waiver and/or expense reimbursement	(24,377)	(7,554)	(122,670)	(5,086)

See Notes to Financial Statements.
36

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended September 30, 2021	Year Ended March 31, 2021

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,551,089	$3,092,167
Net realized gain (loss) on investment transactions	21,422	(1,660,974)
Net change in unrealized appreciation (depreciation) on investments	(393,780)	6,614,161

Net increase (decrease) in net assets resulting from operations	1,178,731	8,045,354

Dividends and Distributions
Distributions from distributable earnings
Class A	(433,077)	(815,430)
Class C	(2,200)	(122,120)
Class Z	(1,085,035)	(2,137,761)
Class R6	(8,199)	(16,074)

	(1,528,511)	(3,091,385)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	151,927,602	192,362,576
Net asset value of shares issued in reinvestment of dividends and distributions	1,258,244	2,451,448
Cost of shares purchased	(64,380,923)	(74,564,249)

Net increase (decrease) in net assets from Fund share transactions	88,804,923	120,249,775

Total increase (decrease)	88,455,143	125,203,744

Net Assets:
Beginning of period	286,517,971	161,314,227

End of period	$374,973,114	$286,517,971

See Notes to Financial Statements.
PGIM Short Duration Muni Fund 37

Financial Highlights  (unaudited)

Class A Shares
	Six Months Ended September 30,		Year Ended March 31,
	2021		2021	2020	2019	2018	2017

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.46		$10.12	$10.25	$10.10	$10.03	$10.26
Income (loss) from investment operations:
Net investment income (loss)	0.04		0.15	0.21	0.22	0.22	0.21
Net realized and unrealized gain (loss) on investment transactions	0.01	(b)	0.35	(0.13)	0.15	0.06	(0.23)
Total from investment operations	0.05		0.50	0.08	0.37	0.28	(0.02)
Less Dividends and Distributions:
Dividends from net investment income	(0.04)		(0.16)	(0.21)	(0.22)	(0.21)	(0.21)
Net asset value, end of period	$10.47		$10.46	$10.12	$10.25	$10.10	$10.03
Total Return(c):	0.48%		4.99%	0.72%	3.69%	2.78%	(0.23)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$122,554		$98,413	$37,864	$33,779	$40,222	$40,966
Average net assets (000)	$112,799		$56,478	$38,599	$31,640	$38,892	$58,677
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.62	%(e)	0.63%	0.85%	0.85%	0.85%	0.85%
Expenses before waivers and/or expense reimbursement	0.66	%(e)	0.74%	1.03%	1.04%	1.07%	1.06%
Net investment income (loss)	0.80	%(e)	1.43%	1.99%	2.21%	2.14%	2.07%
Portfolio turnover rate(f)(g)	27%		64%	83%	90%	71%	70%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(g)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.
38

Class C Shares
	Six Months Ended September 30,		Year Ended March 31,
	2021		2021	2020	2019	2018	2017

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.46		$10.11	$10.24	$10.09	$10.02	$10.25
Income (loss) from investment operations:
Net investment income (loss)	-	(b)	0.08	0.13	0.15	0.14	0.14
Net realized and unrealized gain (loss) on investment transactions	-	(b)	0.35	(0.13)	0.14	0.06	(0.24)
Total from investment operations	-(b)		0.43	-	0.29	0.20	(0.10)
Less Dividends and Distributions:
Dividends from net investment income	-	(b)	(0.08)	(0.13)	(0.14)	(0.13)	(0.13)
Net asset value, end of period	$10.46		$10.46	$10.11	$10.24	$10.09	$10.02
Total Return(c):	0.02%		4.25%	(0.03)%	2.93%	2.01%	(0.98)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$12,187		$13,047	$17,580	$18,002	$20,309	$21,240
Average net assets (000)	$12,594		$15,371	$18,047	$18,317	$21,456	$22,803
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.39	%(e)	1.43%	1.60%	1.60%	1.60%	1.60%
Expenses before waivers and/or expense reimbursement	1.51	%(e)	1.54%	1.80%	1.84%	1.85%	1.81%
Net investment income (loss)	0.04	%(e)	0.80%	1.27%	1.46%	1.39%	1.33%
Portfolio turnover rate(f)(g)	27%		64%	83%	90%	71%	70%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(g)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.
PGIM Short Duration Muni Fund 39

Financial Highlights  (unaudited) (continued)

Class Z Shares
	Six Months Ended September 30,		Year Ended March 31,
	2021		2021	2020	2019	2018	2017

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.46		$10.12	$10.25	$10.10	$10.02	$10.26
Income (loss) from investment operations:
Net investment income (loss)	0.06		0.19	0.24	0.25	0.24	0.24
Net realized and unrealized gain (loss) on investment transactions	0.01	(b)	0.34	(0.14)	0.14	0.07	(0.25)
Total from investment operations	0.07		0.53	0.10	0.39	0.31	(0.01)
Less Dividends and Distributions:
Dividends from net investment income	(0.06)		(0.19)	(0.23)	(0.24)	(0.23)	(0.23)
Net asset value, end of period	$10.47		$10.46	$10.12	$10.25	$10.10	$10.02
Total Return(c):	0.65%		5.30%	0.97%	3.95%	3.13%	(0.08)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$237,151		$174,371	$104,867	$97,709	$80,839	$57,368
Average net assets (000)	$198,995		$119,138	$110,231	$93,569	$74,855	$67,197
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.32	%(e)	0.32%	0.60%	0.60%	0.60%	0.60%
Expenses before waivers and/or expense reimbursement	0.44	%(e)	0.52%	0.79%	0.83%	0.82%	0.81%
Net investment income (loss)	1.09	%(e)	1.80%	2.26%	2.46%	2.40%	2.33%
Portfolio turnover rate(f)(g)	27%		64%	83%	90%	71%	70%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(g)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.
40

Class R6 Shares
	Six Months Ended September 30,		Year Ended March 31,			May 25, 2017(a) through March 31,
	2021		2021	2020	2019	2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.46		$10.11	$10.24	$10.10	$10.14
Income (loss) from investment operations:
Net investment income (loss)	0.06		0.20	0.24	0.25	0.21
Net realized and unrealized gain (loss) on investment transactions	-	(c)	0.35	(0.14)	0.13	(0.05)
Total from investment operations	0.06		0.55	0.10	0.38	0.16
Less Dividends and Distributions:
Dividends from net investment income	(0.06)		(0.20)	(0.23)	(0.24)	(0.20)
Net asset value, end of period	$10.46		$10.46	$10.11	$10.24	$10.10
Total Return(d):	0.57%		5.44%	0.97%	3.85%	1.58%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,081		$688	$1,003	$2,300	$10
Average net assets (000)	$1,556		$820	$1,689	$1,291	$10
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.29	%(f)	0.29%	0.60%	0.60%	0.60	%(f)
Expenses before waivers and/or expense reimbursement	0.94	%(f)	1.78%	1.42%	1.90%	141.66	%(f)
Net investment income (loss)	1.06	%(f)	1.97%	2.32%	2.48%	2.42	%(f)
Portfolio turnover rate(g)(h)	27%		64%	83%	90%	71%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(h)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.
PGIM Short Duration Muni Fund 41

Notes to Financial Statements  (unaudited)

1.	Organization

Prudential Investment Portfolios 12 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of the following seven series: PGIM Global Real Estate Fund, PGIM QMA Long-Short Equity Fund and PGIM Short Duration Muni Fund, each of which are diversified funds for purposes of the 1940 Act and PGIM Jennison International Small-Mid Cap Opportunities Fund, PGIM Jennison NextGeneration Global Opportunities Fund, PGIM Jennison Technology Fund and PGIM US Real Estate Fund, each of which are non-diversified funds for purposes of the 1940 Act, and therefore, may invest a greater percentage of their assets in the securities of a single company or other issuer than a diversified fund. These financial statements relate only to the PGIM Short Duration Muni Fund (the “Fund”).

The investment objective of the Fund is to seek a high level of current income exempt from federal income taxes.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A

42

record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

PGIM Short Duration Muni Fund 43

Notes to Financial Statements  (unaudited) (continued)

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Delayed-Delivery Transactions: The Fund purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose

44

of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Fund forfeits its eligibility to realize future gains (losses) with respect to the security.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Custody Fee Credits: The Fund has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian. Such custody fee credits, if any, are presented as a reduction of gross expenses in the accompanying Statement of Operations.

Dividends and Distributions: The Fund expects to declare dividends of its net investment income daily and pay such dividends monthly. Distributions of net realized capital and currency gains, if any, are declared and paid at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PGIM Short Duration Muni Fund 45

Notes to Financial Statements  (unaudited) (continued)

3.	Agreements

The Trust, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services.

The Manager has entered into a subadvisory agreement with PGIM, Inc. (the “subadviser”), which provides subadvisory services to the Fund through its PGIM Fixed Income unit. The Manager pays for the services of PGIM, Inc.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.29% of the Fund’s average daily net assets up to and including $5 billion and 0.28% of the Fund’s average daily net assets in excess of $5 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.29% for the reporting period ended September 30, 2021.

The Manager has contractually agreed, through July 31, 2022, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 0.85% of average daily net assets for Class A shares, 1.60% of average daily net assets for Class C shares, 0.32% of average daily net assets for Class Z shares and 0.29% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

In order to support Class C’s income yield, the Manager has voluntarily undertaken to waive/subsidize fees and/or expenses of Class C, respectively, such that the 1-day income yield (excluding capital gain (loss)) does not fall below 0.00%. The waivers/subsidies are voluntary and may be modified or terminated at any time. Pursuant to this undertaking, during the period ended September 30, 2021, the Manager has waived/subsidized $4,832 of Class C’s fees and/or expenses.

46

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.25%,and 1% of the average daily net assets of the Class A and Class C shares, respectively. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z or Class R6 shares of the Fund.

For the reporting period ended September 30, 2021, PIMS received $58,019 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended September 30, 2021, PIMS received $25,475 and $948 in contingent deferred sales charges imposed upon redemptions by certain Class A and Class C shareholders, respectively. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers.

For the reporting period ended September 30, 2021, the Fund’s purchase and sales transactions under Rule 17a-7 and realized gain (loss) as a result of 17a-7 sales transactions were as follows:

Purchases	Sales	Realized Gain (Loss)
$23,545,109	$25,250,211	$—

PGIM Short Duration Muni Fund 47

Notes to Financial Statements  (unaudited) (continued)

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended September 30, 2021, were $188,510,857 and $87,198,435, respectively.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of September 30, 2021 were as follows:

Tax Basis	$372,333,350

Gross Unrealized Appreciation	6,917,640
Gross Unrealized Depreciation	(899,363)

Net Unrealized Appreciation	$6,018,277

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

The Fund elected to treat late year losses of approximately $7,000 as having been incurred in the following fiscal year (March 31, 2022).

As of March 31, 2021, the Fund had a capital loss carryforward of approximately $3,348,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended March 31, 2021 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 2.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1.00% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC

48

of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The Trust has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share.

As of September 30, 2021, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

	Number of Shares	Percentage of Outstanding Shares
Class R6	1,080	0.4%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

Affiliated		Unaffiliated
Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
—	—%	8	87.5%

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount

Six months ended September 30, 2021:
Shares sold	3,884,722	$40,860,240
Shares issued in reinvestment of dividends and distributions	33,263	349,606
Shares purchased	(1,479,913)	(15,564,153)

Net increase (decrease) in shares outstanding before conversion	2,438,072	25,645,693
Shares issued upon conversion from other share class(es)	71,898	756,241
Shares purchased upon conversion into other share class(es)	(209,623)	(2,201,448)

Net increase (decrease) in shares outstanding	2,300,347	$24,200,486

Year ended March 31, 2021:
Shares sold	6,548,554	$68,450,018
Shares issued in reinvestment of dividends and distributions	62,903	653,167
Shares purchased	(1,618,179)	(16,743,825)

Net increase (decrease) in shares outstanding before conversion	4,993,278	52,359,360
Shares issued upon conversion from other share class(es)	888,818	9,283,942
Shares purchased upon conversion into other share class(es)	(217,312)	(2,278,979)

Net increase (decrease) in shares outstanding	5,664,784	$59,364,323

PGIM Short Duration Muni Fund 49

Notes to Financial Statements  (unaudited) (continued)

Class C	Shares	Amount
Six months ended September 30, 2021:
Shares sold	122,152	$1,285,124
Shares issued in reinvestment of dividends and distributions	139	1,458
Shares purchased	(158,847)	(1,669,583)

Net increase (decrease) in shares outstanding before conversion	(36,556)	(383,001)
Shares purchased upon conversion into other share class(es)	(46,149)	(485,139)

Net increase (decrease) in shares outstanding	(82,705)	$(868,140)

Year ended March 31, 2021:
Shares sold	395,621	$4,065,314
Shares issued in reinvestment of dividends and distributions	6,506	67,146
Shares purchased	(235,175)	(2,411,171)

Net increase (decrease) in shares outstanding before conversion	166,952	1,721,289
Shares purchased upon conversion into other share class(es)	(657,766)	(6,857,138)

Net increase (decrease) in shares outstanding	(490,814)	$(5,135,849)

Class Z
Six months ended September 30, 2021:
Shares sold	10,148,012	$106,792,771
Shares issued in reinvestment of dividends and distributions	85,566	899,017
Shares purchased	(4,426,452)	(46,553,067)

Net increase (decrease) in shares outstanding before conversion	5,807,126	61,138,721
Shares issued upon conversion from other share class(es)	219,304	2,302,713
Shares purchased upon conversion into other share class(es)	(35,414)	(372,367)

Net increase (decrease) in shares outstanding	5,991,016	$63,069,067

Year ended March 31, 2021:
Shares sold	11,474,763	$119,847,244
Shares issued in reinvestment of dividends and distributions	165,363	1,715,061
Shares purchased	(5,321,625)	(55,045,625)

Net increase (decrease) in shares outstanding before conversion	6,318,501	66,516,680
Shares issued upon conversion from other share class(es)	261,970	2,744,556
Shares purchased upon conversion into other share class(es)	(276,281)	(2,892,381)

Net increase (decrease) in shares outstanding	6,304,190	$66,368,855

Class R6

Six months ended September 30, 2021:
Shares sold	284,301	$2,989,467
Shares issued in reinvestment of dividends and distributions	777	8,163
Shares purchased	(56,370)	(594,120)

Net increase (decrease) in shares outstanding	228,708	$2,403,510

Year ended March 31, 2021:

Shares issued in reinvestment of dividends and distributions	1,555	$16,074
Shares purchased	(34,938)	(363,628)

Net increase (decrease) in shares outstanding	(33,383)	$(347,554)

50

8.	Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA

Term of Commitment	10/2/2020 – 9/30/2021

Total Commitment	$ 1,200,000,000

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%

Annualized Interest Rate on Borrowings	1.30% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Subsequent to the reporting period end, the SCA has been renewed and effective October 1, 2021 will provide a commitment of $1,200,000,000 through September 29, 2022. The commitment fee paid by the Participating Funds will continue to be .15% of the unused portion of the SCA. The interest on borrowings under the renewed SCA will be paid monthly and at a per annum interest rate of 1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended September 30, 2021.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Bond Obligations Risk: As with credit risk, market risk and interest rate risk, the Fund’s holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and

PGIM Short Duration Muni Fund 51

Notes to Financial Statements  (unaudited) (continued)

redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may lose income.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The longer the maturity and the lower the credit quality of a bond, the more sensitive it is to credit risk.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, may at times result in unusually high market volatility, which could negatively impact performance. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risk: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and

52

become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

LIBOR Risk: Many financial instruments use or may use a floating rate based on the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offering rates (IBOR). There still remains uncertainty regarding the nature of any replacement rates for LIBOR and the other IBORs as well as around fallback approaches for instruments extending beyond the any phase-out of these reference rates. The lack of consensus around replacement rates and the uncertainty of the phase out of LIBOR and other IBORs may result in increased volatility in corporate or governmental debt, bank loans, derivatives and other instruments invested in by the Fund as well as loan facilities used by the Fund. The potential effect of a transition away from LIBOR on the Fund or the financial instruments in which the Fund invests cannot yet be determined. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the Fund’s performance and/or net asset value. Certain proposed replacement rates to LIBOR, such as the Secured Overnight Financing Rate (“SOFR”), are materially different from LIBOR, and changes in the applicable spread for instruments previously linked to LIBOR will need to be made in order for instruments to pay similar rates. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition away from LIBOR to other reference rates may lead to reduced coupons on debt held by the Fund, higher rates required to be paid by the Fund on bank lines of credit due to increases in spreads, increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, adversely affecting the Fund’s performance. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a

PGIM Short Duration Muni Fund 53

Notes to Financial Statements  (unaudited) (continued)

timely manner. Because the usefulness of LIBOR and the other IBORs as benchmarks could deteriorate during the transition period, these effects could begin to be experienced by the end of 2021 and beyond until the anticipated discontinuance date in 2023 for the majority of the LIBOR rates.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: The value of your investment may decrease if judgments by the subadviser about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the outbreak of COVID-19 globally in 2020 or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally. The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.

54

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Municipal Bonds Risk: Municipal bonds are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to municipal bond market movements. Municipal bonds are also subject to the risk that potential future legislative changes could affect the market for and value of municipal bonds, which may adversely affect the Fund’s yield or the value of the Fund’s investments in municipal bonds. Certain municipal bonds with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities. If the Fund invests a substantial amount of its assets in issuers located in a single region, state or city, there is an increased risk that environmental, economic, political and social conditions in those regions will have a significant impact on the Fund’s investment performance. For example, municipal securities of a particular state are vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism, public health epidemics, social unrest and catastrophic natural disasters, such as hurricanes or earthquakes. Many municipal bonds are also subject to prepayment risk, which is the risk that when interest rates fall, issuers may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at a lower interest rate. In addition, income from municipal bonds could be declared taxable because of non-compliant conduct of a bond issuer.

Tax Risk: Municipal bonds are subject to tax risk. This is the risk that federal income tax rates may decrease, which could decrease the demand for municipal bonds, or that a change in the law may limit or eliminate the exemption of interest on municipal bonds from such taxes. In addition, the income from municipal bonds could be declared taxable because of non-compliant conduct of an issuer.

10.	Recent Accounting Pronouncement and Regulatory Developments

In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, which provides optional guidance for applying GAAP to contract modifications, hedging relationships and other transactions affected by the reference rate reform if certain criteria are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31, 2022. At this time, management is evaluating the implications of certain provisions of the ASU and any impact on the financial statement disclosures has not yet been determined.

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a

PGIM Short Duration Muni Fund 55

Notes to Financial Statements  (unaudited) (continued)

fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Fund.

56

Approval of Advisory Agreements

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of PGIM Short Duration Muni Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Nominating and Governance Committee, and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with PGIM, Inc. (“PGIM”) on behalf of its PGIM Fixed Income unit (“PGIM Fixed Income”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 7-10, 2021 and approved the renewal of the agreements through July 31, 2022, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and PGIM. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 7-10, 2021.

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a

[1]	PGIM Short Duration Muni Fund is a series of Prudential Investment Portfolios 12.

PGIM Short Duration Muni Fund

Approval of Advisory Agreements  (continued)

management agreement, and between PGIM Investments and PGIM, which, through its PGIM Fixed Income unit, serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments and PGIM Fixed Income. The Board noted that PGIM Fixed Income is affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance and other services to the Fund, and PGIM Investments’ role as administrator of the Fund’s liquidity risk management program. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Fixed Income, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund and PGIM Fixed Income, and also considered the qualifications, backgrounds and responsibilities of PGIM Fixed Income’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ and PGIM Fixed Income’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PGIM Investments and PGIM Fixed Income. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PGIM Investments and PGIM Fixed Income.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by PGIM Fixed Income, and that there was a reasonable

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basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and PGIM Fixed Income under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PGIM Investments during the year ended December 31, 2020 exceeded the management fees received by PGIM Investments, resulting in an operating loss to PGIM Investments. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale may be shared with the Fund in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and PGIM Fixed Income

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM Fixed Income and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which

PGIM Short Duration Muni Fund

Approval of Advisory Agreements  (continued)

is affiliated with PGIM Investments), as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIM Fixed Income included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and PGIM Fixed Income were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three- and five-year periods ended December 31, 2020. The Board considered that the Fund commenced operations on May 29, 2014 and that longer-term performance was not yet available.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended March 31, 2020. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe, which was used to consider performance, and the mutual funds included in the Peer Group, which was used to consider fees and expenses, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental Peer Universe or Peer Group information for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

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Net Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	1st Quartile	1st Quartile	N/A

Actual Management Fees: 2nd Quartile

Net Total Expenses: 4th Quartile

•

The Board noted that the Fund outperformed its benchmark index over the five-year period, equaled its benchmark index over the three-year period, and underperformed its benchmark index over the one-year period.

•	The Board also noted that the Fund outperformed its benchmark index on a gross basis over the three- and five-year periods and over the last quarter of 2020.

•

The Board considered certain strategy enhancements made to the Fund as of April 2020, including updates to the Fund’s name, performance benchmark and peer group category as well as reductions in management and subadvisory fees. The Board noted that PGIM Investments expects relative returns to improve following such strategy enhancements and agreed to continue to monitor the performance of the Fund.

•

The Board and PGIM Investments agreed to retain the Fund’s existing contractual expense cap that (exclusive of certain fees and expenses) caps the Fund’s annual operating expenses at 0.85% for Class A shares, 1.60% for Class C shares, 0.32% for Class Z shares, and 0.29% for Class R6 shares through July 31, 2022.

•

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class, and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*  *  *

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM Short Duration Muni Fund

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street	(800) 225-1852	pgim.com/investments
Newark, NJ 07102

PROXY VOTING

The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES

Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Jonathan Corbett, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES

Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Short Duration Muni Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM SHORT DURATION MUNI FUND

SHARE CLASS	A	C	Z	R6

NASDAQ	PDSAX	PDSCX	PDSZX	PDSQX

CUSIP	744336835	744336827	744336819	744336744

MF222E2

PGIM QMA LONG-SHORT EQUITY FUND

SEMIANNUAL REPORT

SEPTEMBER 30, 2021

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of September 30, 2021 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. PGIM Quantitative Solutions is the primary business name of PGIM Quantitative Solutions LLC (formerly known as QMA LLC), a wholly owned subsidiary of PGIM, Inc. (PGIM), a registered investment adviser and Prudential Financial company. © 2021 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2    Visit our website at pgim.com/investments

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM QMA Long-Short Equity Fund informative and useful. The report covers performance for the six-month period ended September 30, 2021.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM QMA Long-Short Equity Fund

November 15, 2021

PGIM QMA Long-Short Equity Fund    3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	(without sales charges)	Average Annual Total Returns as of 9/30/21 (with sales charges)

	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)

Class A	6.60	2.60	-0.96	1.26 (05/29/2014)

Class C	6.20	6.86	-0.56	1.29 (05/29/2014)

Class Z	6.71	8.88	0.42	2.30 (05/29/2014)

Class R6	6.71	8.88	N/A	-0.93 (05/25/2017)

S&P 500 Index

	9.18	30.00	16.89	—

Customized Blend Index

	4.59	14.37	9.06	—

Average Annual Total Returns as of 9/30/21 Since Inception (%)

	Class A, Class C, Class Z (05/29/2014)	Class R6 (05/25/2017)

S&P 500 Index	13.82	16.44

Customized Blend Index	7.39	8.94

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’ inception date.

Source: PGIM Investments LLC.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6

Maximum initial sales charge	5.50% of the public offering price	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None

Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	None	None

Benchmark Definitions

Customized Blend Index*—The Customized Blend Index (the Index) is a model portfolio consisting of the S&P 500 Index (50%), which is unmanaged and provides a broad indicator of stock price movements, and the FTSE 3-Month Treasury Bill Index (50%), which is unmanaged and represents monthly return equivalents of yield averages of the last three-month Treasury bill issues.

S&P 500 Index*—The S&P 500 Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

*The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright © 2021 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM QMA Long-Short Equity Fund    5

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 9/30/21

Ten Largest Holdings Long	Line of Business	% of Net Assets

Microsoft Corp.	Software	3.5%

Facebook, Inc. (Class A Stock)	Interactive Media & Services	2.4%

Alphabet, Inc. (Class A Stock)	Interactive Media & Services	2.0%

Johnson & Johnson	Pharmaceuticals	2.0%

Apple, Inc.	Technology Hardware, Storage & Peripherals	1.8%

Verizon Communications, Inc.	Diversified Telecommunication Services	1.8%

Westlake Chemical Corp.	Chemicals	1.6%

Bristol-Myers Squibb Co.	Pharmaceuticals	1.5%

Sanderson Farms, Inc.	Food Products	1.5%

Applied Materials, Inc.	Semiconductors & Semiconductor Equipment	1.5%

Ten Largest Holdings Short	Line of Business	% of Net Assets

MongoDB, Inc.	IT Services	(0.5)%

WD-40 Co.	Household Products	(0.5)%

Goosehead Insurance, Inc. (Class A Stock)	Insurance	(0.5)%

Chart Industries, Inc.	Machinery	(0.5)%

WillScot Mobile Mini Holdings Corp.	Construction & Engineering	(0.5)%

Infinera Corp.	Communications Equipment	(0.5)%

Sunrun, Inc.	Electrical Equipment	(0.5)%

Repay Holdings Corp.	IT Services	(0.5)%

Bally’s Corp.	Hotels, Restaurants & Leisure	(0.5)%

Cree, Inc.	Semiconductors & Semiconductor Equipment	(0.5)%

Holdings reflect only long-term investments.

6    Visit our website at pgim.com/investments

Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended September 30, 2021. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM QMA Long-Short Equity Fund    7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM QMA Long-Short Equity Fund		Beginning Account Value April 1, 2021	Ending Account Value September 30, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,066.00	1.50%	$ 7.77
	Hypothetical	$1,000.00	$1,017.55	1.50%	$ 7.59
Class C	Actual	$1,000.00	$1,062.00	2.25%	$11.63
	Hypothetical	$1,000.00	$1,013.79	2.25%	$11.36
Class Z	Actual	$1,000.00	$1,067.10	1.25%	$ 6.48
	Hypothetical	$1,000.00	$1,018.80	1.25%	$ 6.33
Class R6	Actual	$1,000.00	$1,067.10	1.25%	$ 6.48
	Hypothetical	$1,000.00	$1,018.80	1.25%	$ 6.33

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended September 30, 2021, and divided by the 366 days in the Fund’s fiscal year ending March 31, 2022 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of September 30, 2021

Description	Shares	Value

LONG-TERM INVESTMENTS 96.7%

COMMON STOCKS

Aerospace & Defense 2.3%

Curtiss-Wright Corp.	700	$88,326
General Dynamics Corp.	2,100	411,663
Vectrus, Inc.*	2,100	105,588

		605,577

Auto Components 1.5%

Dana, Inc.	8,500	189,040
Goodyear Tire & Rubber Co. (The)*	10,500	185,850
Modine Manufacturing Co.*	3,700	41,921

		416,811

Banks 0.4%

CNB Financial Corp.	2,300	55,982
South Plains Financial, Inc.	1,700	41,446

		97,428

Beverages 0.3%

Coca-Cola Co. (The)	1,500	78,705

Biotechnology 2.1%

Gilead Sciences, Inc.	2,500	174,625
Regeneron Pharmaceuticals, Inc.*	500	302,590
United Therapeutics Corp.*	500	92,290

		569,505

Building Products 0.4%

Carlisle Cos., Inc.	300	59,637
JELD-WEN Holding, Inc.*	2,200	55,066

		114,703

Capital Markets 2.4%

Piper Sandler Cos.	2,800	387,688
Raymond James Financial, Inc.	750	69,210
Stifel Financial Corp.	600	40,776
StoneX Group, Inc.*	2,200	144,980

		642,654

See Notes to Financial Statements.

PGIM QMA Long-Short Equity Fund    9

Schedule of Investments  (unaudited) (continued)

as of September 30, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Chemicals 3.0%

Cabot Corp.	6,200	$310,744
Mosaic Co. (The)	1,900	67,868
Westlake Chemical Corp.	4,600	419,244

		797,856

Commercial Services & Supplies 0.2%

Clean Harbors, Inc.*	400	41,548

Construction & Engineering 1.5%

EMCOR Group, Inc.	3,400	392,292

Consumer Finance 2.4%

Capital One Financial Corp.	2,300	372,531
OneMain Holdings, Inc.	4,900	271,117

		643,648

Distributors 1.3%

LKQ Corp.*	7,000	352,240

Diversified Telecommunication Services 1.8%

Verizon Communications, Inc.	9,000	486,090

Electrical Equipment 2.8%

Acuity Brands, Inc.	2,200	381,414
Atkore, Inc.*	4,200	365,064

		746,478

Electronic Equipment, Instruments & Components 2.4%

ePlus, Inc.*	1,300	133,393
ScanSource, Inc.*	5,000	173,950
SYNNEX Corp.	3,200	333,120

		640,463

Entertainment 1.1%

World Wrestling Entertainment, Inc. (Class A Stock)	5,400	303,804

Equity Real Estate Investment Trusts (REITs) 0.9%

Piedmont Office Realty Trust, Inc. (Class A Stock)	12,500	217,875

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Equity Real Estate Investment Trusts (REITs) (cont’d.)

PotlatchDeltic Corp.	400	$20,632
Service Properties Trust	1,100	12,331

		250,838

Food Products 2.6%

Sanderson Farms, Inc.	2,200	414,040
Tyson Foods, Inc. (Class A Stock)	3,600	284,184

		698,224

Health Care Equipment & Supplies 5.7%

Boston Scientific Corp.*	8,700	377,493
DENTSPLY SIRONA, Inc.	6,200	359,910
Envista Holdings Corp.*	4,700	196,507
Integer Holdings Corp.*	2,500	223,350
Stryker Corp.	1,400	369,208

		1,526,468

Health Care Providers & Services 2.8%

Anthem, Inc.	1,100	410,080
Cigna Corp.	400	80,064
Select Medical Holdings Corp.	6,900	249,573

		739,717

Hotels, Restaurants & Leisure 2.2%

Century Casinos, Inc.*	10,200	137,394
Del Taco Restaurants, Inc.	9,300	81,189
RCI Hospitality Holdings, Inc.	700	47,957
Red Rock Resorts, Inc. (Class A Stock)*	6,400	327,808

		594,348

Independent Power & Renewable Electricity Producers 0.1%

AES Corp. (The)	1,000	22,830

Insurance 0.6%

MetLife, Inc.	700	43,211
Reinsurance Group of America, Inc.	1,100	122,386

		165,597

See Notes to Financial Statements.

PGIM QMA Long-Short Equity Fund    11

Schedule of Investments  (unaudited) (continued)

as of September 30, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Interactive Media & Services 4.4%

Alphabet, Inc. (Class A Stock)*(u)	200	$534,704
Facebook, Inc. (Class A Stock)*(u)	1,900	644,841

		1,179,545

Internet & Direct Marketing Retail 2.1%

Amazon.com, Inc.*	100	328,504
Duluth Holdings, Inc. (Class B Stock)*	13,100	178,553
Liquidity Services, Inc.*	2,300	49,703

		556,760

IT Services 4.1%

Cognizant Technology Solutions Corp. (Class A Stock)	5,500	408,155
Evo Payments, Inc. (Class A Stock)*	8,600	203,648
Hackett Group, Inc. (The)	20,300	398,286
Visa, Inc. (Class A Stock)	400	89,100

		1,099,189

Leisure Products 1.6%

Brunswick Corp.	4,100	390,607
MasterCraft Boat Holdings, Inc.*	1,900	47,652

		438,259

Life Sciences Tools & Services 3.8%

IQVIA Holdings, Inc.*	1,700	407,218
Mettler-Toledo International, Inc.*	200	275,472
Thermo Fisher Scientific, Inc.	600	342,798

		1,025,488

Machinery 4.6%

AGCO Corp.	3,000	367,590
Cummins, Inc.	1,600	359,296
Hillenbrand, Inc.	4,200	179,130
Oshkosh Corp.	3,100	317,347

		1,223,363

Metals & Mining 1.8%

Freeport-McMoRan, Inc.	2,700	87,831
Reliance Steel & Aluminum Co.	2,700	384,534

		472,365

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Mortgage Real Estate Investment Trusts (REITs) 0.1%

Granite Point Mortgage Trust, Inc.	2,000	$26,340

Multi-Utilities 0.7%

MDU Resources Group, Inc.	6,500	192,855

Oil, Gas & Consumable Fuels 2.9%

APA Corp.	18,000	385,740
Exxon Mobil Corp.	6,600	388,212

		773,952

Personal Products 1.6%

Medifast, Inc.	1,600	308,224
Nu Skin Enterprises, Inc. (Class A Stock)	3,300	133,551

		441,775

Pharmaceuticals 3.5%

Bristol-Myers Squibb Co.	7,000	414,190
Johnson & Johnson(u)	3,300	532,950

		947,140

Professional Services 1.2%

ManpowerGroup, Inc.	3,000	324,840

Semiconductors & Semiconductor Equipment 6.1%

Applied Materials, Inc.	3,200	411,936
Broadcom, Inc.	200	96,986
Cirrus Logic, Inc.*	1,300	107,055
Intel Corp.	2,500	133,200
Kulicke & Soffa Industries, Inc. (Singapore)	2,200	128,216
MKS Instruments, Inc.	2,600	392,366
QUALCOMM, Inc.	2,900	374,042

		1,643,801

Software 8.8%

Agilysys, Inc.*	2,700	141,372
CDK Global, Inc.	7,200	306,360
Dolby Laboratories, Inc. (Class A Stock)	3,000	264,000
Manhattan Associates, Inc.*	2,500	382,575

See Notes to Financial Statements.

PGIM QMA Long-Short Equity Fund    13

Schedule of Investments  (unaudited) (continued)

as of September 30, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Software (cont’d.)

Microsoft Corp.(u)	3,300	$930,336
SS&C Technologies Holdings, Inc.	4,800	333,120

		2,357,763

Specialty Retail 2.8%

AutoNation, Inc.*	3,300	401,808
Foot Locker, Inc.	6,400	292,224
Zumiez, Inc.*	1,700	67,592

		761,624

Technology Hardware, Storage & Peripherals 2.9%

Apple, Inc.(u)	3,500	495,250
Western Digital Corp.*	5,000	282,200

		777,450

Textiles, Apparel & Luxury Goods 1.2%

Capri Holdings Ltd.*	4,600	222,686
Tapestry, Inc.	3,000	111,060

		333,746

Tobacco 0.2%

Vector Group Ltd.	4,300	54,825

Trading Companies & Distributors 1.5%

Veritiv Corp.*	4,400	394,064

TOTAL LONG-TERM INVESTMENTS (cost $23,461,535)		25,952,968

SHORT-TERM INVESTMENTS 3.8%

AFFILIATED MUTUAL FUND 3.1%
PGIM Core Ultra Short Bond Fund (cost $818,393)(wb)	818,393	818,393

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATION(k)(n) 0.7%
U.S. Treasury Bills (cost $199,987)	0.035%	12/09/21	200	$199,989

TOTAL SHORT-TERM INVESTMENTS (cost $1,018,380)				1,018,382

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT (cost $24,479,915)				26,971,350

			Shares

SECURITIES SOLD SHORT (48.7)%

COMMON STOCKS

Aerospace & Defense (0.9)%

AeroVironment, Inc.*			900	(77,688)
Astronics Corp.*			900	(12,654)
Kratos Defense & Security Solutions, Inc.*			3,900	(87,009)
Maxar Technologies, Inc.			2,600	(73,632)

				(250,983)

Auto Components (0.4)%

QuantumScape Corp.*			4,400	(107,976)

Automobiles (0.2)%

Fisker, Inc.*			4,400	(64,460)

Banks (0.3)%

Independent Bank Corp.			1,100	(83,765)

Beverages (0.5)%

Celsius Holdings, Inc.*			1,400	(126,126)

Biotechnology (2.5)%

Albireo Pharma, Inc.*			700	(21,840)
Avid Bioservices, Inc.*			1,600	(34,512)
ChemoCentryx, Inc.*			2,500	(42,750)
Cytokinetics, Inc.*			2,800	(100,072)
Generation Bio Co.*			2,100	(52,647)
Global Blood Therapeutics, Inc.*			3,700	(94,276)
Heron Therapeutics, Inc.*			3,500	(37,415)
ImmunoGen, Inc.*			7,200	(40,824)
IVERIC bio, Inc.*			3,500	(56,840)

See Notes to Financial Statements.

PGIM QMA Long-Short Equity Fund    15

Schedule of Investments  (unaudited) (continued)

as of September 30, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Biotechnology (cont’d.)

Radius Health, Inc.*	1,200	$(14,892)
Sarepta Therapeutics, Inc.*	800	(73,984)
Twist Bioscience Corp.*	900	(96,273)

		(666,325)

Building Products (0.9)%

CSW Industrials, Inc.	1,000	(127,700)
PGT Innovations, Inc.*	1,600	(30,560)
Trex Co., Inc.*	900	(91,737)

		(249,997)

Capital Markets (0.3)%

MarketAxess Holdings, Inc.	200	(84,138)

Chemicals (1.0)%

Danimer Scientific, Inc.*	2,500	(40,850)
Livent Corp.*	5,400	(124,794)
Quaker Chemical Corp.	400	(95,088)

		(260,732)

Commercial Services & Supplies (0.8)%

Montrose Environmental Group, Inc.*	1,700	(104,958)
Viad Corp.*	2,700	(122,607)

		(227,565)

Communications Equipment (0.9)%

Infinera Corp.*	16,000	(133,120)
Viasat, Inc.*	1,800	(99,126)

		(232,246)

Construction & Engineering (1.0)%

Ameresco, Inc. (Class A Stock)*	1,100	(64,273)
Construction Partners, Inc. (Class A Stock)*	1,200	(40,044)
Great Lakes Dredge & Dock Corp.*	1,800	(27,162)
WillScot Mobile Mini Holdings Corp.*	4,200	(133,224)

		(264,703)

Consumer Finance (0.3)%

LendingTree, Inc.*	500	(69,915)

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Containers & Packaging (0.1)%

Ranpak Holdings Corp.*	1,000	$(26,820)

Diversified Consumer Services (1.2)%

2U, Inc.*	2,400	(80,568)
Bright Horizons Family Solutions, Inc.*	600	(83,652)
Coursera, Inc.*	2,400	(75,960)
OneSpaWorld Holdings Ltd. (Bahamas)*	9,000	(89,730)

		(329,910)

Electrical Equipment (2.1)%

Bloom Energy Corp. (Class A Stock)*	6,400	(119,808)
FTC Solar, Inc.*	2,800	(21,812)
FuelCell Energy, Inc.*	15,600	(104,364)
Plug Power, Inc.*	3,500	(89,390)
Shoals Technologies Group, Inc. (Class A Stock)*	3,200	(89,216)
Sunrun, Inc.*	3,000	(132,000)

		(556,590)

Electronic Equipment, Instruments & Components (0.5)%

Luna Innovations, Inc.*	1,900	(18,050)
PAR Technology Corp.*	2,000	(123,020)

		(141,070)

Energy Equipment & Services (0.2)%

Dril-Quip, Inc.*	2,300	(57,914)

Equity Real Estate Investment Trusts (REITs) (1.1)%

Americold Realty Trust	1,900	(55,195)
Independence Realty Trust, Inc.	6,100	(124,135)
Innovative Industrial Properties, Inc.	500	(115,585)

		(294,915)

Food & Staples Retailing (0.3)%

Grocery Outlet Holding Corp.*	3,300	(71,181)

Food Products (1.2)%

Beyond Meat, Inc.*	1,100	(115,786)
Cal-Maine Foods, Inc.	1,500	(54,240)

See Notes to Financial Statements.

PGIM QMA Long-Short Equity Fund    17

Schedule of Investments  (unaudited) (continued)

as of September 30, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Food Products (cont’d.)

Freshpet, Inc.*	700	$(99,883)
Utz Brands, Inc.	2,600	(44,538)

		(314,447)

Health Care Equipment & Supplies (1.9)%

Acutus Medical, Inc.*	1,900	(16,796)
Axonics, Inc.*	1,800	(117,162)
Cerus Corp.*	5,800	(35,322)
CryoPort, Inc.*	1,900	(126,369)
Dexcom, Inc.*	200	(109,372)
Novocure Ltd.*	800	(92,936)
Silk Road Medical, Inc.*	200	(11,006)

		(508,963)

Health Care Providers & Services (3.5)%

1Life Healthcare, Inc.*	5,100	(103,275)
Accolade, Inc.*	2,900	(122,293)
AdaptHealth Corp.*	5,100	(118,779)
Castle Biosciences, Inc.*	700	(46,550)
HealthEquity, Inc.*	1,900	(123,044)
Oak Street Health, Inc.*	2,700	(114,831)
Progyny, Inc.*	2,000	(112,000)
R1 RCM, Inc.*	4,400	(96,844)
Signify Health, Inc. (Class A Stock)*	5,200	(92,924)

		(930,540)

Health Care Technology (1.0)%

Health Catalyst, Inc.*	2,500	(125,025)
Simulations Plus, Inc.	700	(27,650)
Teladoc Health, Inc.*	900	(114,129)

		(266,804)

Hotels, Restaurants & Leisure (1.2)%

Bally’s Corp.*	2,600	(130,364)
DraftKings, Inc. (Class A Stock)*	1,700	(81,872)
Rush Street Interactive, Inc.*	2,100	(40,341)
Shake Shack, Inc. (Class A Stock)*	1,000	(78,460)

		(331,037)

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Household Durables (0.9)%

Helen of Troy Ltd.*	500	$(112,340)
Lovesac Co. (The)*	500	(33,045)
Purple Innovation, Inc.*	3,900	(81,978)
Vuzix Corp.*	2,300	(24,058)

		(251,421)

Household Products (0.8)%

Church & Dwight Co., Inc.	800	(66,056)
WD-40 Co.	600	(138,888)

		(204,944)

Independent Power & Renewable Electricity Producers (0.5)%

Sunnova Energy International, Inc.*	3,800	(125,172)

Insurance (1.7)%

BRP Group, Inc. (Class A Stock)*	2,800	(93,212)
Goosehead Insurance, Inc. (Class A Stock)	900	(137,061)
HCI Group, Inc.	300	(33,231)
Palomar Holdings, Inc.*	200	(16,166)
Selectquote, Inc.*	6,900	(89,217)
Trupanion, Inc.*	1,000	(77,670)

		(446,557)

Interactive Media & Services (0.8)%

fuboTV, Inc.*	3,400	(81,464)
MediaAlpha, Inc. (Class A Stock)*	1,400	(26,152)
TripAdvisor, Inc.*	3,500	(118,475)

		(226,091)

Internet & Direct Marketing Retail (1.2)%

CarParts.com, Inc.*	4,800	(74,928)
Etsy, Inc.*	500	(103,980)
Porch Group, Inc.*	2,600	(45,968)
RealReal, Inc. (The)*	8,400	(110,712)

		(335,588)

IT Services (3.6)%

BigCommerce Holdings, Inc. (Class 1 Stock)*	1,600	(81,024)
Cloudflare, Inc. (Class A Stock)*	1,100	(123,915)
Fastly, Inc. (Class A Stock)*	2,700	(109,188)

See Notes to Financial Statements.

PGIM QMA Long-Short Equity Fund    19

Schedule of Investments  (unaudited) (continued)

as of September 30, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

IT Services (cont’d.)

LiveRamp Holdings, Inc.*	300	$(14,169)
MongoDB, Inc.*	300	(141,453)
Okta, Inc.*	500	(118,670)
Repay Holdings Corp.*	5,700	(131,271)
Snowflake, Inc. (Class A Stock)*	200	(60,486)
Switch, Inc. (Class A Stock)	3,800	(96,482)
Wix.com Ltd. (Israel)*	400	(78,388)

		(955,046)

Leisure Products (0.4)%

Peloton Interactive, Inc. (Class A Stock)*	1,300	(113,165)

Life Sciences Tools & Services (1.3)%

Adaptive Biotechnologies Corp.*	2,900	(98,571)
Berkeley Lights, Inc.*	3,400	(66,504)
ChromaDex Corp.*	3,900	(24,453)
Inotiv, Inc.*	500	(14,620)
NanoString Technologies, Inc.*	2,300	(110,423)
Seer, Inc.*	900	(31,077)

		(345,648)

Machinery (2.0)%

Chart Industries, Inc.*	700	(133,777)
Energy Recovery, Inc.*	2,000	(38,060)
Hydrofarm Holdings Group, Inc.*	1,500	(56,775)
Proto Labs, Inc.*	1,500	(99,900)
RBC Bearings, Inc.*	400	(84,880)
Trinity Industries, Inc.	4,600	(124,982)

		(538,374)

Media (0.8)%

Cardlytics, Inc.*	1,400	(117,516)
Magnite, Inc.*	3,500	(98,000)

		(215,516)

Metals & Mining (0.4)%

Novagold Resources, Inc. (Canada)*	16,000	(110,080)

Personal Products (0.1)%

Honest Co., Inc. (The)*	3,100	(32,178)

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Pharmaceuticals (0.6)%

Marinus Pharmaceuticals, Inc.*	1,400	$(15,932)
Reata Pharmaceuticals, Inc. (Class A Stock)*	1,200	(120,732)
Theravance Biopharma, Inc.*	4,400	(32,560)

		(169,224)

Professional Services (0.8)%

Clarivate PLC*	3,900	(85,410)
Upwork, Inc.*	2,700	(121,581)
Willdan Group, Inc.*	400	(14,236)

		(221,227)

Real Estate Management & Development (0.6)%

Fathom Holdings, Inc.*	900	(24,030)
Redfin Corp.*	2,500	(125,250)

		(149,280)

Semiconductors & Semiconductor Equipment (1.7)%

Cree, Inc.*	1,600	(129,168)
Enphase Energy, Inc.*	700	(104,979)
First Solar, Inc.*	900	(85,914)
Kopin Corp.*	3,300	(16,929)
NeoPhotonics Corp.*	3,100	(27,001)
Silicon Laboratories, Inc.*	600	(84,096)

		(448,087)

Software (5.2)%

Appian Corp.*	1,300	(120,263)
Bill.com Holdings, Inc.*	300	(80,085)
Coupa Software, Inc.*	500	(109,590)
Digimarc Corp.*	2,100	(72,324)
Digital Turbine, Inc.*	900	(61,875)
DoubleVerify Holdings, Inc.*	1,900	(64,904)
E2open Parent Holdings, Inc.*	6,600	(74,580)
Everbridge, Inc.*	400	(60,416)
Jamf Holding Corp.*	3,000	(115,560)
LivePerson, Inc.*	1,500	(88,425)
MicroStrategy, Inc. (Class A Stock)*	100	(57,840)
nCino, Inc.*	1,400	(99,442)
Palantir Technologies, Inc. (Class A Stock)*	2,500	(60,100)
Rapid7, Inc.*	800	(90,416)
Rekor Systems, Inc.*	1,200	(13,788)

See Notes to Financial Statements.

PGIM QMA Long-Short Equity Fund    21

Schedule of Investments  (unaudited) (continued)

as of September 30, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Software (cont’d.)

Smartsheet, Inc. (Class A Stock)*	1,700	$(116,994)
Zscaler, Inc.*	400	(104,888)

		(1,391,490)

Specialty Retail (1.0)%

GrowGeneration Corp.*	2,400	(59,208)
Leslie’s, Inc.*	5,400	(110,916)
Vroom, Inc.*	4,100	(90,487)

		(260,611)

Thrifts & Mortgage Finance (0.0)%

Capitol Federal Financial, Inc.	900	(10,341)

TOTAL SECURITIES SOLD SHORT (proceeds received $13,569,974)		(13,069,162)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT 51.8% (cost $10,909,941)		13,902,188
Other assets in excess of liabilities(z) 48.2%		12,927,475

NET ASSETS 100.0%		$26,829,663

Below is a list of the abbreviation(s) used in the semiannual report:

USD—US Dollar

LIBOR—London Interbank Offered Rate

OTC—Over-the-counter

REITs—Real Estate Investment Trust

S&P—Standard & Poor’s

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(u)	Represents security, or a portion thereof, segregated as collateral for short sales.
(wb)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

See Notes to Financial Statements.

Futures contracts outstanding at September 30, 2021:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Position:
4	S&P 500 E-Mini Index	Dec. 2021	$859,550	$(30,204)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Goldman Sachs & Co. LLC	$—	$199,989

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$605,577	$—	$—
Auto Components	416,811	—	—
Banks	97,428	—	—
Beverages	78,705	—	—
Biotechnology	569,505	—	—
Building Products	114,703	—	—
Capital Markets	642,654	—	—
Chemicals	797,856	—	—
Commercial Services & Supplies	41,548	—	—
Construction & Engineering	392,292	—	—
Consumer Finance	643,648	—	—
Distributors	352,240	—	—
Diversified Telecommunication Services	486,090	—	—
Electrical Equipment	746,478	—	—

See Notes to Financial Statements.

PGIM QMA Long-Short Equity Fund    23

Schedule of Investments  (unaudited) (continued)

as of September 30, 2021

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Electronic Equipment, Instruments & Components	$640,463	$—	$—
Entertainment	303,804	—	—
Equity Real Estate Investment Trusts (REITs)	250,838	—	—
Food Products	698,224	—	—
Health Care Equipment & Supplies	1,526,468	—	—
Health Care Providers & Services	739,717	—	—
Hotels, Restaurants & Leisure	594,348	—	—
Independent Power & Renewable Electricity Producers	22,830	—	—
Insurance	165,597	—	—
Interactive Media & Services	1,179,545	—	—
Internet & Direct Marketing Retail	556,760	—	—
IT Services	1,099,189	—	—
Leisure Products	438,259	—	—
Life Sciences Tools & Services	1,025,488	—	—
Machinery	1,223,363	—	—
Metals & Mining	472,365	—	—
Mortgage Real Estate Investment Trusts (REITs)	26,340	—	—
Multi-Utilities	192,855	—	—
Oil, Gas & Consumable Fuels	773,952	—	—
Personal Products	441,775	—	—
Pharmaceuticals	947,140	—	—
Professional Services	324,840	—	—
Semiconductors & Semiconductor Equipment	1,643,801	—	—
Software	2,357,763	—	—
Specialty Retail	761,624	—	—
Technology Hardware, Storage & Peripherals	777,450	—	—
Textiles, Apparel & Luxury Goods	333,746	—	—
Tobacco	54,825	—	—
Trading Companies & Distributors	394,064	—	—
Short-Term Investments
Affiliated Mutual Fund	818,393	—	—
U.S. Treasury Obligation	—	199,989	—

Total	$26,771,361	$199,989	$—

Liabilities
Common Stocks - Short
Aerospace & Defense	$(250,983)	$—	$—
Auto Components	(107,976)	—	—
Automobiles	(64,460)	—	—
Banks	(83,765)	—	—
Beverages	(126,126)	—	—
Biotechnology	(666,325)	—	—
Building Products	(249,997)	—	—
Capital Markets	(84,138)	—	—

See Notes to Financial Statements.

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Liabilities (continued)
Common Stocks - Short (continued)
Chemicals	$(260,732)	$—	$—
Commercial Services & Supplies	(227,565)	—	—
Communications Equipment	(232,246)	—	—
Construction & Engineering	(264,703)	—	—
Consumer Finance	(69,915)	—	—
Containers & Packaging	(26,820)	—	—
Diversified Consumer Services	(329,910)	—	—
Electrical Equipment	(556,590)	—	—
Electronic Equipment, Instruments & Components	(141,070)	—	—
Energy Equipment & Services	(57,914)	—	—
Equity Real Estate Investment Trusts (REITs)	(294,915)	—	—
Food & Staples Retailing	(71,181)	—	—
Food Products	(314,447)	—	—
Health Care Equipment & Supplies	(508,963)	—	—
Health Care Providers & Services	(930,540)	—	—
Health Care Technology	(266,804)	—	—
Hotels, Restaurants & Leisure	(331,037)	—	—
Household Durables	(251,421)	—	—
Household Products	(204,944)	—	—
Independent Power & Renewable Electricity Producers	(125,172)	—	—
Insurance	(446,557)	—	—
Interactive Media & Services	(226,091)	—	—
Internet & Direct Marketing Retail	(335,588)	—	—
IT Services	(955,046)	—	—
Leisure Products	(113,165)	—	—
Life Sciences Tools & Services	(345,648)	—	—
Machinery	(538,374)	—	—
Media	(215,516)	—	—
Metals & Mining	(110,080)	—	—
Personal Products	(32,178)	—	—
Pharmaceuticals	(169,224)	—	—
Professional Services	(221,227)	—	—
Real Estate Management & Development	(149,280)	—	—
Semiconductors & Semiconductor Equipment	(448,087)	—	—
Software	(1,391,490)	—	—
Specialty Retail	(260,611)	—	—
Thrifts & Mortgage Finance	(10,341)	—	—

Total	$(13,069,162)	$—	$—

Other Financial Instruments*
Liabilities
Futures Contracts	$(30,204)	$—	$—

See Notes to Financial Statements.

PGIM QMA Long-Short Equity Fund    25

Schedule of Investments  (unaudited) (continued)

as of September 30, 2021

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of September 30, 2021 were as follows:

Software	8.8%
Semiconductors & Semiconductor Equipment	6.1
Health Care Equipment & Supplies	5.7
Machinery	4.6
Interactive Media & Services	4.4
IT Services	4.1
Life Sciences Tools & Services	3.8
Pharmaceuticals	3.5
Affiliated Mutual Fund	3.1
Chemicals	3.0
Technology Hardware, Storage & Peripherals	2.9
Oil, Gas & Consumable Fuels	2.9
Specialty Retail	2.8
Electrical Equipment	2.8
Health Care Providers & Services	2.8
Food Products	2.6
Consumer Finance	2.4
Capital Markets	2.4
Electronic Equipment, Instruments & Components	2.4
Aerospace & Defense	2.3
Hotels, Restaurants & Leisure	2.2
Biotechnology	2.1
Internet & Direct Marketing Retail	2.1
Diversified Telecommunication Services	1.8
Metals & Mining	1.8
Personal Products	1.6
Leisure Products	1.6
Auto Components	1.5
Trading Companies & Distributors	1.5
Construction & Engineering	1.5
Distributors	1.3
Textiles, Apparel & Luxury Goods	1.2
Professional Services	1.2
Entertainment	1.1
Equity Real Estate Investment Trusts (REITs)	0.9
U.S. Treasury Obligations	0.7
Multi-Utilities	0.7
Insurance	0.6
Building Products	0.4
Banks	0.4
Beverages	0.3
Tobacco	0.2
Commercial Services & Supplies	0.2
Mortgage Real Estate Investment Trusts (REITs)	0.1
Independent Power & Renewable Electricity Producers	0.1
Securities Sold Short
Thrifts & Mortgage Finance	(0.0	)*

Containers & Packaging	(0.1)%
Personal Products	(0.1)
Energy Equipment & Services	(0.2)
Automobiles	(0.2)
Consumer Finance	(0.3)
Food & Staples Retailing	(0.3)
Banks	(0.3)
Capital Markets	(0.3)
Auto Components	(0.4)
Metals & Mining	(0.4)
Leisure Products	(0.4)
Independent Power & Renewable Electricity Producers	(0.5)
Beverages	(0.5)
Electronic Equipment, Instruments & Components	(0.5)
Real Estate Management & Development	(0.6)
Pharmaceuticals	(0.6)
Household Products	(0.8)
Media	(0.8)
Professional Services	(0.8)
Interactive Media & Services	(0.8)
Commercial Services & Supplies	(0.8)
Communications Equipment	(0.9)
Building Products	(0.9)
Aerospace & Defense	(0.9)
Household Durables	(0.9)
Specialty Retail	(1.0)
Chemicals	(1.0)
Construction & Engineering	(1.0)
Health Care Technology	(1.0)
Equity Real Estate Investment Trusts (REITs)	(1.1)
Food Products	(1.2)
Diversified Consumer Services	(1.2)
Hotels, Restaurants & Leisure	(1.2)
Internet & Direct Marketing Retail	(1.2)
Life Sciences Tools & Services	(1.3)
Insurance	(1.7)
Semiconductors & Semiconductor Equipment	(1.7)
Health Care Equipment & Supplies	(1.9)
Machinery	(2.0)
Electrical Equipment	(2.1)
Biotechnology	(2.5)
Health Care Providers & Services	(3.5)
IT Services	(3.6)
Software	(5.2)

See Notes to Financial Statements.

Industry Classification (continued):

51.8%
Other assets in excess of liabilities	48.2

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of September 30, 2021 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Equity contracts	—	$—	Due from/to broker-variation margin futures	$30,204	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended September 30, 2021 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$167,905

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(45,718)

See Notes to Financial Statements.

PGIM QMA Long-Short Equity Fund    27

Schedule of Investments  (unaudited) (continued)

as of September 30, 2021

For the six months ended September 30, 2021, the Fund’s average volume of derivative activities is as follows:

Futures
Contracts—
Long
Positions(1)

$1,239,010

(1)	Notional Amount in USD.

Average volume is based on average quarter end balances as noted for the six months ended September 30, 2021.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Counterparty	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount

Securities Sold Short	Barclays Capital Group	$(13,069,162)	$13,069,162	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

Statement of Assets and Liabilities  (unaudited)

as of September 30, 2021

Assets

Investments at value:
Unaffiliated investments (cost $23,661,522)	$26,152,957
Affiliated investments (cost $818,393)	818,393
Deposit with broker for securities sold short	13,043,685
Receivable for Fund shares sold	71,244
Dividends and interest receivable	13,760
Prepaid expenses	1,412

Total Assets	40,101,451

Liabilities
Securities sold short, at value (proceeds received $13,569,974)	13,069,162
Payable for Fund shares purchased	93,078
Accrued expenses and other liabilities	74,640
Due to broker—variation margin futures	10,400
Management fee payable	8,705
Dividends and interest payable on securities sold short	7,549
Distribution fee payable	6,343
Affiliated transfer agent fee payable	1,256
Trustees’ fees payable	655

Total Liabilities	13,271,788

Net Assets	$26,829,663

Net assets were comprised of:
Shares of beneficial interest, at par	$2,639
Paid-in capital in excess of par	59,526,712
Total distributable earnings (loss)	(32,699,688)

Net assets, September 30, 2021	$26,829,663

See Notes to Financial Statements.

PGIM QMA Long-Short Equity Fund    29

Statement of Assets and Liabilities  (unaudited)

as of September 30, 2021

Class A

Net asset value and redemption price per share, ($6,906,832 ÷ 678,157 shares of beneficial interest issued and outstanding)	$10.18
Maximum sales charge (5.50% of offering price)	0.59

Maximum offering price to public	$10.77

Class C

Net asset value, offering price and redemption price per share, ($5,742,461 ÷ 588,459 shares of beneficial interest issued and outstanding)	$9.76

Class Z

Net asset value, offering price and redemption price per share, ($13,203,898 ÷ 1,277,965 shares of beneficial interest issued and outstanding)	$10.33

Class R6

Net asset value, offering price and redemption price per share, ($976,472 ÷ 94,533 shares of beneficial interest issued and outstanding)	$10.33

See Notes to Financial Statements.

Statement of Operations (unaudited)

Six Months Ended September 30, 2021

Net Investment Income (Loss)
Income
Unaffiliated dividend income	$255,725
Interest income	6,611
Affiliated dividend income	986

Total income	263,322

Expenses
Management fee	237,363
Distribution fee(a)	43,642
Broker fees and expenses on short sales	35,013
Transfer agent’s fees and expenses (including affiliated expense of $3,811)(a)	29,384
Custodian and accounting fees	26,030
Registration fees(a)	21,079
Dividend expense on short sales	20,386
Audit fee	16,352
Legal fees and expenses	9,546
Shareholders’ reports	9,233
Trustees’ fees	5,475
Miscellaneous	13,189

Total expenses	466,692
Less: Fee waiver and/or expense reimbursement(a)	(109,648)
Distribution fee waiver(a)	(1,913)

Net expenses	355,131

Net investment income (loss)	(91,809)

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions	10,983,234
Futures transactions	167,905
Short sales transactions	(4,552,844)

6,598,295

Net change in unrealized appreciation (depreciation) on:
Investments	(8,034,314)
Futures	(45,718)
Short sales	5,056,823

(3,023,209)

Net gain (loss) on investment transactions	3,575,086

Net Increase (Decrease) In Net Assets Resulting From Operations	$3,483,277

See Notes to Financial Statements.

PGIM QMA Long-Short Equity Fund    31

Statement of Operations (unaudited)

Six Months Ended September 30, 2021

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	11,480	32,162	—	—
Transfer agent’s fees and expenses	6,964	5,200	16,905	315
Registration fees	4,888	4,402	6,541	5,248
Fee waiver and/or expense reimbursement	(23,643)	(19,515)	(55,509)	(10,981)
Distribution fee waiver	(1,913)	—	—	—

See Notes to Financial Statements.

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended September 30, 2021	Year Ended March 31, 2021

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(91,809)	$(459,775)
Net realized gain (loss) on investment transactions	6,598,295	(21,237,810)
Net change in unrealized appreciation (depreciation) on investments	(3,023,209)	24,150,113

Net increase (decrease) in net assets resulting from operations	3,483,277	2,452,528

Dividends and Distributions
Distributions from distributable earnings
Class A	—	(337,294)
Class C	—	(206,940)
Class Z	—	(1,398,939)
Class R6	—	(525,228)

	—	(2,468,401)

Tax return of capital distributions
Class A	—	(911)
Class C	—	(559)
Class Z	—	(3,780)
Class R6	—	(1,420)

	—	(6,670)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	1,649,994	24,833,560
Net asset value of shares issued in reinvestment of dividends and distributions	—	2,198,444
Cost of shares purchased	(38,112,427)	(163,024,932)

Net increase (decrease) in net assets from Fund share transactions	(36,462,433)	(135,992,928)

Total increase (decrease)	(32,979,156)	(136,015,471)

Net Assets:

Beginning of period	59,808,819	195,824,290

End of period	$26,829,663	$59,808,819

See Notes to Financial Statements.

PGIM QMA Long-Short Equity Fund    33

Financial Highlights  (unaudited)

Class A Shares
	Six Months Ended September 30,		Year Ended March 31,

	2021		2021	2020	2019	2018	2017

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.55		$9.76	$12.35	$12.56	$11.86	$11.35
Income (loss) from investment operations:
Net investment income (loss)	(0.03)		(0.05)	0.06	0.06	(0.04)	(0.07)
Net realized and unrealized gain (loss) on investment transactions	0.66		0.12	(1.98)	(0.06)	0.74	0.77
Total from investment operations	0.63		0.07	(1.92)	-	0.70	0.70
Less Dividends and Distributions:
Dividends from net investment income	-		(0.28)	(0.11)	-	-	-
Tax return of capital distributions	-		- (b)	-	-	-	-
Distributions from net realized gains	-		-	(0.56)	(0.21)	-	(0.19)
Total dividends and distributions	-		(0.28)	(0.67)	(0.21)	-	(0.19)
Net asset value, end of period	$10.18		$9.55	$9.76	$12.35	$12.56	$11.86
Total Return(c):	6.60%		0.81%	(16.43)%	0.06%	5.90%	6.17%

Ratios/Supplemental Data:
Net assets, end of period (000)	$6,907		$10,534	$17,149	$42,954	$51,585	$33,579
Average net assets (000)	$7,632		$13,477	$29,067	$49,694	$39,444	$69,722
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement(f)	1.77	%(g)	1.84%	2.07%	2.15%	2.44%	2.30%
Expenses before waivers and/or expense reimbursement(f)	2.44	%(g)	2.14%	2.22%	2.28%	2.59%	2.44%
Net investment income (loss)	(0.54	)%(g)	(0.50)%	0.49%	0.46%	(0.35)%	(0.59)%
Portfolio turnover rate(h)	86%		206%	142%	160%	83%	83%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)

The expense ratio includes dividend expense and broker fees and expenses on short sales of 0.27%, 0.34%, 0.56%, 0.65%, 0.94% and 0.72%, for the six months ended September 30, 2021, the years ended March 31, 2021, March 31, 2020, March 31, 2019, March 31, 2018 and March 31, 2017, respectively.

(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class C Shares
	Six Months Ended September 30,		Year Ended March 31,

	2021		2021	2020	2019	2018	2017

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.19		$9.38	$11.90	$12.20	$11.61	$11.20
Income (loss) from investment operations:
Net investment income (loss)	(0.06)		(0.12)	(0.03)	(0.03)	(0.14)	(0.15)
Net realized and unrealized gain (loss) on investment transactions	0.63		0.13	(1.91)	(0.06)	0.73	0.75
Total from investment operations	0.57		0.01	(1.94)	(0.09)	0.59	0.60
Less Dividends and Distributions:
Dividends from net investment income	-		(0.20)	(0.02)	-	-	-
Tax return of capital distributions	-		- (b)	-	-	-	-
Distributions from net realized gains	-		-	(0.56)	(0.21)	-	(0.19)
Total dividends and distributions	-		(0.20)	(0.58)	(0.21)	-	(0.19)
Net asset value, end of period	$9.76		$9.19	$9.38	$11.90	$12.20	$11.61
Total Return(c):	6.20%		0.05%	(17.01)%	(0.68)%	5.08%	5.35%

Ratios/Supplemental Data:
Net assets, end of period (000)	$5,742		$6,874	$16,069	$36,168	$36,903	$32,783
Average net assets (000)	$6,415		$11,484	$26,594	$37,987	$34,263	$29,401
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement(f)	2.52	%(g)	2.59%	2.82%	2.91%	3.21%	3.08%
Expenses before waivers and/or expense reimbursement(f)	3.13	%(g)	2.84%	2.94%	3.00%	3.31%	3.19%
Net investment income (loss)	(1.28	)%(g)	(1.25)%	(0.26)%	(0.26)%	(1.12)%	(1.31)%
Portfolio turnover rate(h)	86%		206%	142%	160%	83%	83%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)

The expense ratio includes dividend expense and broker fees and expenses on short sales of 0.27%, 0.34%, 0.57%, 0.65%, 0.96% and 0.77%, for the six months ended September 30, 2021, the years ended March 31, 2021, March 31, 2020, March 31, 2019, March 31, 2018 and March 31, 2017, respectively.

(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM QMA Long-Short Equity Fund    35

Financial Highlights  (unaudited) (continued)

Class Z Shares
	Six Months Ended September 30,		Year Ended March 31,

	2021		2021	2020	2019	2018	2017

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.68		$9.89	$12.51	$12.69	$11.95	$11.41
Income (loss) from investment operations:
Net investment income (loss)	(0.01)		(0.03)	0.09	0.09	(0.01)	(0.04)
Net realized and unrealized gain (loss) on investment transactions	0.66		0.13	(2.01)	(0.06)	0.75	0.77
Total from investment operations	0.65		0.10	(1.92)	0.03	0.74	0.73
Less Dividends and Distributions:
Dividends from net investment income	-		(0.31)	(0.14)	-	-	-
Tax return of capital distributions	-		- (b)	-	-	-	-
Distributions from net realized gains	-		-	(0.56)	(0.21)	-	(0.19)
Total dividends and distributions	-		(0.31)	(0.70)	(0.21)	-	(0.19)
Net asset value, end of period	$10.33		$9.68	$9.89	$12.51	$12.69	$11.95
Total Return(c):	6.71%		1.10%	(16.25)%	0.30%	6.19%	6.40%

Ratios/Supplemental Data:
Net assets, end of period (000)	$13,204		$29,829	$123,443	$342,001	$395,409	$274,663
Average net assets (000)	$22,053		$67,087	$253,412	$391,781	$312,993	$199,471
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement(f)	1.52	%(g)	1.59%	1.82%	1.91%	2.19%	2.08%
Expenses before waivers and/or expense reimbursement(f)	2.02	%(g)	1.75%	1.88%	1.96%	2.27%	2.19%
Net investment income (loss)	(0.25	)%(g)	(0.28)%	0.75%	0.73%	(0.11)%	(0.31)%
Portfolio turnover rate(h)	86%		206%	142%	160%	83%	83%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)

The expense ratio includes dividend expense and broker fees and expenses on short sales of 0.27%, 0.34%, 0.57%, 0.65%, 0.94% and 0.78%, for the six months ended September 30, 2021, the years ended March 31, 2021, March 31, 2020, March 31, 2019, March 31, 2018 and March 31, 2017, respectively.

(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class R6 Shares
	Six Months
	Ended		Year Ended March 31,			May 25, 2017(a)
	September 30,					through March 31,

	2021		2021	2020	2019	2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.68		$9.89	$12.51	$12.68	$11.98
Income (loss) from investment operations:
Net investment income (loss)	-	(c)	(0.03)	0.08	0.12	(0.01)
Net realized and unrealized gain (loss) on investment transactions	0.65		0.13	(2.00)	(0.08)	0.71
Total from investment operations	0.65		0.10	(1.92)	0.04	0.70
Less Dividends and Distributions:
Dividends from net investment income	-		(0.31)	(0.14)	-	-
Tax return of capital distributions	-		- (c)	-	-	-
Distributions from net realized gains	-		-	(0.56)	(0.21)	-
Total dividends and distributions	-		(0.31)	(0.70)	(0.21)	-
Net asset value, end of period	$10.33		$9.68	$9.89	$12.51	$12.68
Total Return(d):	6.71%		1.10%	(16.25)%	0.38%	5.84%

Ratios/Supplemental Data:
Net assets, end of period (000)	$976		$12,572	$39,163	$74,941	$16,090
Average net assets (000)	$5,068		$19,895	$44,915	$30,635	$15,834
Ratios to average net assets(e)(f):
Expenses after waivers and/or expense reimbursement(g)	1.50	%(h)	1.58%	1.82%	1.91%	2.24	%(h)
Expenses before waivers and/or expense reimbursement(g)	1.93	%(h)	1.69%	1.83%	1.94%	2.30	%(h)
Net investment income (loss)	(0.07	)%(h)	(0.30)%	0.67%	0.92%	(0.05	)%(h)
Portfolio turnover rate(i)	86%		206%	142%	160%	83%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(g)

The expense ratio includes dividend expense and broker fees and expenses on short sales of 0.25%, 0.33%, 0.57%, 0.65% and 0.99%, for the six months ended September 30, 2021, the years ended March 31, 2021, March 31, 2020, March 31, 2019 and the period ended March 31, 2018, respectively.

(h)	Annualized.
(i)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM QMA Long-Short Equity Fund    37

Notes to Financial Statements  (unaudited)

1.	Organization

Prudential Investment Portfolios 12 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of the following seven series: PGIM Global Real Estate Fund, PGIM QMA Long-Short Equity Fund and PGIM Short Duration Muni Fund, each of which are diversified funds for purposes of the 1940 Act and PGIM Jennison International Small-Mid Cap Opportunities Fund, PGIM Jennison NextGeneration Global Opportunities Fund, PGIM Jennison Technology Fund and PGIM US Real Estate Fund, each of which are non-diversified funds for purposes of the 1940 Act, and therefore, may invest a greater percentage of their assets in the securities of a single company or other issuer than a diversified fund. These financial statements relate only to the PGIM QMA Long-Short Equity Fund (the “Fund”).

The investment objective of the Fund is to seek long-term capital appreciation.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

PGIM QMA Long-Short Equity Fund    39

Notes to Financial Statements  (unaudited) (continued)

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Short Sales: The Fund sold a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the transaction. The Fund may have to pay a fee to borrow the particular security and may be obligated to return any interest or dividends received on such borrowed securities. Dividends declared on open short positions are recorded on the ex-date and the interest payable is accrued daily on fixed income securities sold short, both of which are recorded as an expense. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received.

Short sales and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Master Netting Arrangements: The Trust, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the

Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Equity and Mortgage Real Estate Investment Trusts (collectively REITs): The Fund invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

PGIM QMA Long-Short Equity Fund    41

Notes to Financial Statements  (unaudited) (continued)

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The Trust, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services.

The Manager has entered into a subadvisory agreement with PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions” or the “subadviser”) (formally known as QMA LLC). The Manager pays for the services of PGIM Quantitative Solutions.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 1.15% average daily net assets up to and including $5 billion and 1.13% on average daily net assets in excess of $5 billion. The effective management fee rate before any waivers and/or expense reimbursements was 1.15% for the reporting period ended September 30, 2021.

The Manager has contractually agreed, through July 31, 2022, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 1.50% of average daily net assets for Class A shares, 2.25% of average daily net assets for Class C shares, 1.25% of average daily net assets for Class Z shares and 1.25% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes, (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30%,and 1% of the average daily net assets of the Class A and Class C shares, respectively. PIMS has contractually agreed through July 31, 2022 to limit such fees to 0.25% of the average daily net assets of the Class A shares. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z or Class R6 shares of the Fund.

For the reporting period ended September 30, 2021, PIMS received $896 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended September 30, 2021, PIMS did not receive any contingent deferred sales charges imposed upon redemptions by certain Class A and Class C shareholders, respectively. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PIMS and PGIM Quantitative Solutions are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund. In addition to the realized and unrealized gains on investments in the Core Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income”.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended September 30, 2021, no 17a-7 transactions were entered into by the Fund.

PGIM QMA Long-Short Equity Fund    43

Notes to Financial Statements  (unaudited) (continued)

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended September 30, 2021, were $54,212,092 and $73,225,741, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended September 30, 2021, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Ultra Short Bond Fund (1)(wb)
$99,373	$25,840,486	$25,121,466	$—	$—	$818,393	818,393	$986

(1)	The Fund did not have any capital gain distributions during the reporting period.
(wb)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of September 30, 2021 were as follows:

Tax Basis	$11,326,354

Gross Unrealized Appreciation	5,672,449
Gross Unrealized Depreciation	(3,126,819)

Net Unrealized Appreciation	$2,545,630

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of September 30, 2021 of approximately $41,668,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Fund elected to treat late year losses of approximately $34,000 as having been incurred in the following fiscal year March 31, 2022.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended March 31, 2021 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The Trust has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share.

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

Affiliated		Unaffiliated
Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
—	—%	6	83.1%

PGIM QMA Long-Short Equity Fund    45

Notes to Financial Statements  (unaudited) (continued)

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount

Six months ended September 30, 2021:
Shares sold	11,049	$110,824
Shares purchased	(452,434)	(4,456,942)

Net increase (decrease) in shares outstanding before conversion	(441,385)	(4,346,118)
Shares issued upon conversion from other share class(es)	20,334	201,263
Shares purchased upon conversion into other share class(es)	(3,443)	(34,709)

Net increase (decrease) in shares outstanding	(424,494)	$(4,179,564)

Year ended March 31, 2021:
Shares sold	36,058	$344,320
Shares issued in reinvestment of dividends and distributions	37,251	334,039
Shares purchased	(755,427)	(7,432,129)

Net increase (decrease) in shares outstanding before conversion	(682,118)	(6,753,770)
Shares issued upon conversion from other share class(es)	91,309	871,828
Shares purchased upon conversion into other share class(es)	(63,788)	(632,301)

Net increase (decrease) in shares outstanding	(654,597)	$(6,514,243)

Class C

Six months ended September 30, 2021:
Shares sold	1,289	$12,492
Shares purchased	(147,556)	(1,419,643)

Net increase (decrease) in shares outstanding before conversion	(146,267)	(1,407,151)
Shares purchased upon conversion into other share class(es)	(13,452)	(128,850)

Net increase (decrease) in shares outstanding	(159,719)	$(1,536,001)

Year ended March 31, 2021:
Shares sold	11,237	$100,026
Shares issued in reinvestment of dividends and distributions	23,898	206,635
Shares purchased	(916,606)	(8,488,899)

Net increase (decrease) in shares outstanding before conversion	(881,471)	(8,182,238)
Shares purchased upon conversion into other share class(es)	(82,878)	(743,107)

Net increase (decrease) in shares outstanding	(964,349)	$(8,925,345)

Class Z	Shares	Amount

Six months ended September 30, 2021:
Shares sold	148,419	$1,508,623
Shares purchased	(1,948,483)	(19,886,778)

Net increase (decrease) in shares outstanding before conversion	(1,800,064)	(18,378,155)
Shares issued upon conversion from other share class(es)	5,768	59,057
Shares purchased upon conversion into other share class(es)	(9,690)	(96,761)

Net increase (decrease) in shares outstanding	(1,803,986)	$(18,415,859)

Year ended March 31, 2021:
Shares sold	1,159,855	$11,406,055
Shares issued in reinvestment of dividends and distributions	148,498	1,348,022
Shares purchased	(10,765,269)	(106,691,409)

Net increase (decrease) in shares outstanding before conversion	(9,456,916)	(93,937,332)
Shares issued upon conversion from other share class(es)	108,052	1,071,574
Shares purchased upon conversion into other share class(es)	(51,282)	(514,627)

Net increase (decrease) in shares outstanding	(9,400,146)	$(93,380,385)

Class R6

Six months ended September 30, 2021:
Shares sold	1,835	$18,055
Shares purchased	(1,206,479)	(12,349,064)

Net increase (decrease) in shares outstanding	(1,204,644)	$(12,331,009)

Year ended March 31, 2021:
Shares sold	1,295,475	$12,983,159
Shares issued in reinvestment of dividends and distributions	34,126	309,748
Shares purchased	(3,986,383)	(40,412,495)

Net increase (decrease) in shares outstanding before conversion	(2,656,782)	(27,119,588)
Shares purchased upon conversion into other share class(es)	(5,331)	(53,367)

Net increase (decrease) in shares outstanding	(2,662,113)	$(27,172,955)

8.	Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA
Term of Commitment	10/2/2020 – 9/30/2021
Total Commitment	$1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.30% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Subsequent to the reporting period end, the SCA has been renewed and effective October 1, 2021 will provide a commitment of $1,200,000,000 through September 29, 2022. The commitment fee paid by the Participating Funds will continue to be .15% of the unused portion of the SCA. The interest on borrowings under the renewed SCA will be paid monthly

PGIM QMA Long-Short Equity Fund    47

Notes to Financial Statements  (unaudited) (continued)

and at a per annum interest rate of 1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended September 30, 2021.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Active Trading Risk: The Fund actively and frequently trades its portfolio securities. High portfolio turnover results in higher transaction costs, which can affect the Fund’s performance and have adverse tax consequences. In addition, high portfolio turnover may also mean that a proportionately greater amount of distributions to shareholders will be taxed as ordinary income rather than long-term capital gains compared to investment companies with lower portfolio turnover.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, may at times result in unusually high market volatility, which could negatively impact performance. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Large Capitalization Company Risk: Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund’s value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Leverage Risk: Certain transactions in which the Fund may engage may give rise to leverage. The use of leverage exaggerates the effect of any increase or decrease in the value of the Fund’s holdings, and makes any change in the Fund’s net asset value (NAV) greater than it would be without the use of leverage. This could result in increased volatility of investment return. There is a possibility that segregation involving a large percentage of the assets of the Fund could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations or that the Fund may be required to dispose of some of its investments at unfavorable prices or times.

Management Risk: Actively managed mutual funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these techniques will produce the desired results. Additionally, the investments selected by the subadviser may underperform the markets in general, the Fund’s benchmark and other mutual funds with similar investment objectives.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the outbreak

PGIM QMA Long-Short Equity Fund    49

Notes to Financial Statements  (unaudited) (continued)

of COVID-19 globally in 2020 or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally. The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Model Design Risk: The subadviser uses certain quantitative models to help guide its investment decisions. The design of the underlying models may be flawed or incomplete. The investment models the subadviser uses are based on historical and theoretical underpinnings that it believes are sound. There can be no guarantee, however, that these underpinnings will correlate with security price behavior in the manner assumed by the subadviser’s models. Additionally, the quantitative techniques that underlie the subadviser’s portfolio construction processes may fail to fully anticipate important risks.

Model Implementation Risk: While the subadviser strives to mitigate the likelihood of material implementation errors, it is impossible to completely eliminate the risk of error in the implementation of the computer models that guide the subadviser’s quantitative investment processes. Additionally, it may be difficult to implement model recommendations in volatile and rapidly changing market conditions.

Short Sales Risk: The Fund will have substantial short positions and must borrow those securities to make delivery to the buyer. The Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell related long positions before it had intended to do so. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.

When borrowing a security for delivery to a buyer, the Fund also may be required to pay a premium and other transaction costs, which would increase the cost of the security sold short. The Fund must normally repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. Short sales result in dividend and interest expenses due in part to paying the value of dividends to the securities’ lenders. A portion of these costs are expected to be offset by market value gains on the short position in relation to the value of dividends paid. These offsets are treated as capital gain in the Fund’s financial statements and, therefore, are not reflected in the fee table. The actual amount of offset may vary due to other market activity.

Also, the lender of a security may terminate the loan at a time when the Fund is unable to borrow the same security for delivery. In that case, the Fund would need to purchase a replacement security at the then current market price or “buy in” by paying the lender an amount equal to the cost of purchasing the security.

Because the Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is theoretically unlimited. In certain cases, purchasing a security to cover a short position can itself cause the price of the security to rise further, thereby exacerbating the loss. Conversely, gains on short sales, after transaction and related costs, are generally the difference between the price at which the Fund sold the borrowed security and the price it paid to purchase the security for delivery to the buyer. By contrast, the Fund’s loss on a long position arises from decreases in the value of the security and is limited by the fact that a security’s value cannot drop below zero. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender, which means that those other assets may not be available to meet the Fund’s needs for immediate cash or other liquidity.

Selling securities short is a form of leverage. The Fund must maintain collateral at least equal to the current market value of the security sold short. The use of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s holdings, and make any change in the Fund’s net asset value (NAV) greater than it would be without the use of leverage. This could result in increased volatility of investment returns. The Fund is required to segregate cash or other liquid assets with its custodian to “cover” the Fund’s short positions and other transactions that create leverage. Securities that are segregated or otherwise posted as collateral cannot be sold while the position they are covering or collateralizing is outstanding, unless they are replaced with similar securities. This may limit the Fund’s investment flexibility, as well as its ability to meet redemption requests or other current obligations. Leverage may also increase interest expense, which may lower the Fund’s returns.

PGIM QMA Long-Short Equity Fund    51

Notes to Financial Statements  (unaudited) (continued)

Small and Medium Sized Companies Risk: Small and medium sized companies usually offer a smaller range of products and services than larger companies. Smaller companies may also have limited financial resources and may lack management depth. As a result, their prices may fluctuate more than the stocks of larger, more established companies. Historically, small and medium sized companies have sometimes gone through extended periods when they did not perform as well as larger companies. Small and medium sized companies generally are more illiquid than larger companies, which may make such investments more difficult to sell at the time and price that the Fund would like.

Value Style Risk: Since the Fund may invest significantly in value stocks or use a value investment style, there is the risk that value stocks or the value style may be out of favor for a period of time, that the market will not recognize a security’s intrinsic value for a long time or at all or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. In addition, the Fund’s value investment style may go out of favor with investors, negatively affecting the Fund’s performance.

10.	Recent Regulatory Developments

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Fund.

11.	Subsequent Event

On September 15, 2021 the Board of Trustees approved a proposal to liquidate all of the outstanding shares of the PGIM QMA Long-Short Equity Fund. The liquidation is expected to be completed on or about November 23, 2021.

Approval of Advisory Agreements

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of PGIM QMA Long-Short Equity Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Nominating and Governance Committee, and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with QMA LLC (“QMA”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 7-10, 2021 and approved the renewal of the agreements through July 31, 2022, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and QMA. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 7-10, 2021.

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a

[1]	PGIM QMA Long-Short Equity Fund is a series of Prudential Investment Portfolios 12.

PGIM QMA Long-Short Equity Fund

Approval of Advisory Agreements (continued)

management agreement, and between PGIM Investments and QMA, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments and QMA. The Board noted that QMA is affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance and other services to the Fund, and PGIM Investments’ role as administrator for the Fund’s liquidity risk management program. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by QMA, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund and QMA, and also considered the qualifications, backgrounds and responsibilities of QMA’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ and QMA’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PGIM Investments and QMA. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PGIM Investments and QMA.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by QMA, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and QMA under the management and subadvisory agreements.

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Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of reducing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and QMA

The Board considered potential ancillary benefits that might be received by PGIM Investments, QMA and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), and benefits to its reputation as well as other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by QMA included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived

PGIM QMA Long-Short Equity Fund

Approval of Advisory Agreements (continued)

by PGIM Investments and QMA were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three- and five-year periods ended December 31, 2020. The Board considered that the Fund commenced operations on May 29, 2014 and that longer-term performance was not yet available.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended March 31, 2020. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe, which was used to consider performance, and the Peer Group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental Peer Universe or Peer Group information for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	4th Quartile	4th Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Fund underperformed its benchmark index over all periods.

•	The Board considered PGIM Investments’ assertion that the subadviser has made enhancements to the Fund’s risk management constraints. The Board further

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considered that these enhancements appear to be having a positive impact on performance give that the Fund outperformed its benchmark index and ranked in the first quartile of its peer group for the first quarter of 2021.

•	The Board concluded to closely monitor the performance of the Fund and consider strategic alternatives to address the Fund’s underperformance, as appropriate.

•

The Board and PGIM Investments agreed to retain the Fund’s existing contractual expense cap, which (exclusive of certain fees and expenses) caps total annual operating expenses at 1.50% for Class A shares, 2.25% for Class C shares, 1.25% for Class Z shares, and 1.25% for Class R6 shares through July 31, 2022.

•

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class, and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM QMA Long-Short Equity Fund

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street	(800) 225-1852	pgim.com/investments
Newark, NJ 07102

PROXY VOTING

The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Jonathan Corbett, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street
Newark, NJ 07102

SUBADVISER	PGIM Quantitative Solutions LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment	655 Broad Street
	Management Services LLC	Newark, NJ 07102

CUSTODIAN	The Bank of New York	240 Greenwich Street
	Mellon	New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund	PO Box 9658
	Services LLC	Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES

Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM QMA Long-Short Equity Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM QMA LONG-SHORT EQUITY FUND

SHARE CLASS	A	C	Z	R6

NASDAQ	PLHAX	PLHCX	PLHZX	PLHQX

CUSIP	744336868	744336850	744336843	744336736

MF221E2

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End

Management Investment Companies – Not applicable.

Item 13 – Exhibits

(a) (1)	Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 12

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	November 16, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	November 16, 2021

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	November 16, 2021